N-2	Aug. 12, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002128311
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	CAZ GP STAKES GROWTH Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
SHAREHOLDER TRANSACTION EXPENSES	CLASS A	CLASS C	CLASS E	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases	3.00%	None	None	None	None
Maximum repurchase fee(1)	2.00%	2.00%	2.00%	2.00%	2.00%
Dividend reinvestment plan fees(2)	None	None	None	None	None

(1)      A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an investor’s Shares at any time prior to the day immediately preceding the one-year anniversary of an investor’s purchase of the Shares (on a “first in-first out” basis). The Early Repurchase Fee payable by a Shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund, including in the case of repurchase requests: (i) submitted by model or programmatic portfolio management programs (including wrap accounts and similar arrangements) and qualified retirement plans; (ii) in circumstances as may be provided for with Board approval; (iii) as may be required by applicable law or regulation and (iv) in certain other limited circumstances. The early repurchase fee will be retained by the Fund for the benefit of the remaining investors. See “Repurchases of Shares.”

(2)      The expenses of administering the dividend reinvestment plan are included in “Other expenses.” See “Dividend Reinvestment Plan.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL FUND EXPENSES(3) (as a percentage of average net assets attributable to Shares (i.e., common shares))
Management Fee	1.50%	1.50%	1.50%	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.60%	1.00%	None	None	0.25%
Interest Payments on Borrowed Funds	None	None	None	None	None
Other Expenses(4)	0.60%	0.60%	0.60%	0.60%	0.60%
Acquired Fund Fees and Expenses(5)	0.50%	0.50%	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses	3.20%	3.60%	2.60%	2.60%	2.85%
Fee Waiver and/or Expense Reimbursement(6)	None	None	(0.20)%	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	3.20%	3.60%	2.40%	2.60%	2.85%

(3)      Assumes the Fund raises $350,000,000 in proceeds in the Fund’s first 12 months of operations, resulting in estimated average net assets of approximately $275,000,000. Expenses also assume the Fund raises $75,000,000 in proceeds in the first 12 months with respect to its Class E Shares, resulting in estimated average Net Assets of approximately $37,500,000.

(4)      Other expenses are estimated for the Fund’s current fiscal year and include accounting, legal and auditing fees of the Fund, organizational and offering costs, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees. The Fund’s estimated tax payments could vary substantially from the Fund’s actual tax liability and therefore the determination of the Fund’s actual tax liability may have a material effect on the Fund’s expenses.

(5)      Represents estimated operating fees and expenses of the GP Stakes in which the Fund invests. Although the Adviser expects that a substantial portion of the GP Stakes in which the Fund invests will not charge a management fee or carried interest, certain GP Stakes in which the Fund invests generally charge a management fee of 0% to 1.75% annually of committed or net invested capital, and approximately 0% to 17.5% of net profits as a carried interest allocation. In a given period, the management fee charged by the GP Stakes may be reduced in part by amounts received by the GP Stakes’ management company for related activities, such as transaction and monitoring fees received from portfolio companies. In addition, when a portfolio company is sold and the distribution exceeds the management fee allocated to that portfolio company, the GP Stakes’ management company may refund a portion of the allocated management fees. Such refunds are generally accrued by the GP Stakes as if all portfolio companies were sold at fair values. The 0.50% shown as “Acquired Fund Fees and Expenses” is based on estimated amounts for the Fund’s first 12 months of operations and assumes average net assets of $275,000,000. Acquired Fund Fees and Expenses reflect operating expenses of the GP Stakes (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of the GP Stakes) after refunds, excluding any performance-based fees or allocations paid by the GP Stakes that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the GP Stakes.

(6)      The Adviser has contractually agreed to waive fees or reimburse expenses to limit total annual Fund operating expenses (excluding management fees, Rule 12b-1 distribution and service fees, taxes, interest expenses, acquired fund fees and expenses, and certain extraordinary expenses) to no more than 1.00%, on an annualized basis, of the Fund’s daily net assets (“Expense Cap”). The Adviser may only recoup the waived fees, reimbursed expenses or directly paid expenses if (i) the waived fees, reimbursed expenses or directly paid expenses have fallen to a level below the Expense Cap and (ii) the reimbursement amount does not raise the level of waived fees, reimbursed expenses or directly paid expenses in the month the reimbursement is being made to a level that exceeds the Expense Cap applicable at that time and the reimbursement is made within three years from the date the amount was initially waived, reimbursed or paid. In addition, the Adviser has contractually agreed to reimburse a portion of Class E’s Other Expenses (excluding management fees, acquired fund fees and expenses, taxes and custody fees) equal to: (x) 0.20% of Class E’s average daily net assets if Class E’s total net assets are less than $100,000,000; (y) 0.30% of Class E’s average daily net assets if Class E’s total net assets are equal to or greater than $100,000,000 but less than $250,000,000; and (z) 0.40% of Class E’s average daily net assets if Class E’s total net assets are greater than $250,000,000. The Adviser may not recoup expenses reimbursed pursuant to the expense reimbursement agreement for Class E’s Other Expenses. These contractual arrangements will remain in effect for at least one year from the effective date of the Fund’s registration statement on Form N-2 (file no. 333-295040) unless the Fund’s Board of Trustees approves their earlier termination.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example:

The following example demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund. In calculating the following expense amounts, the Fund has assumed its direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above (except that the example incorporates the expense reimbursement arrangements for only the first year).

An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$61	$126	$192	$370
Class C	$36	$110	$186	$386
Class E	$24	$79	$136	$292
Class I	$26	$81	$138	$293
Class R	$29	$88	$150	$318

The example and the expenses in the tables above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown. While the example assumes a 5.0% annual return, the Fund’s performance will vary and may result in a return greater or less than 5.0%. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses” and “Management Fee.”

Purpose of Fee Table , Note [Text Block]

The following table illustrates the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts or waivers if you invest at least $100,000 in Class A Shares of the Fund. More information about these and other discounts or waivers is available from your financial professional, in the section “Sales Charges — Class A Shares” beginning on page 69 of the Prospectus.

Other Expenses, Note [Text Block]	Other expenses are estimated for the Fund’s current fiscal year and include accounting, legal and auditing fees of the Fund, organizational and offering costs, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees. The Fund’s estimated tax payments could vary substantially from the Fund’s actual tax liability and therefore the determination of the Fund’s actual tax liability may have a material effect on the Fund’s expenses.
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]	Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness, including the issuance of debt or preferred shares of beneficial interest. Current law, as interpreted by the SEC and its staff, provides that, in the case of a senior security representing indebtedness, a closed-end investment company must have asset coverage of 300% immediately after such issuance, and no dividends on the company’s stock may be made unless the indebtedness generally has an asset coverage at that time of 300%. In the case of a class of senior security representing a stock, a closed-end investment company must have asset coverage of 200% immediately after such issuance, and no dividends on the company’s stock may be made unless the preferred stock generally has an asset coverage at that time of 200%. Shareholders of preferred stock also must have the right, as a class, to elect at least two trustees at all times and to elect a majority of trustees if dividends on their stock are unpaid in certain amounts.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Investment Objective

The Fund seeks to provide long-term capital appreciation. The Fund’s investment objective is not fundamental and may be changed by the Board without Shareholder approval. The Fund seeks to achieve its investment objective by acquiring, holding and disposing of GP Stakes.

Investment Opportunities and Strategies

The Fund will generally focus its investments in institutionalized alternative asset management firms, which are established investment management firms that manage various alternative asset classes such as private equity, private credit (including debt securities of small- and middle-market credit companies), real estate, infrastructure, commodity-related securities and venture capital. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) directly or indirectly in GP Stakes with favorable growth prospects. The Fund may invest in an entity serving as a general partner through limited partnership interests, limited liability company interests, and other structures where the Fund’s liability with respect to a GP Stake is limited to the capital it invests in the GP Stake, and the Fund will not directly invest in general partnership interests of a partnership. Investments with favorable growth prospects are investments that the Adviser believes demonstrate strong potential for appreciation in value over time. The Adviser considers a range of factors when determining whether an investment has strong potential for appreciation, including: the issuer’s end market growth rate, current total addressable market, market penetration, competitive positioning, relative market share, business model, revenue growth, major customers, profitability, access to capital, indebtedness and capitalization, regulatory and legal considerations, and other indicators that help to assess the investment’s value. The Adviser will also assess factors that affect the specific transactions into which the Fund is contemplating entering, such as secondary market pricing and recent transactions, the structure of the security in which the Fund is investing relative to the issuer’s capitalization, and fees or expenses associated with the investment, among other factors.

The Fund’s 80% policy with respect to investments in GP Stakes with favorable growth prospects is not fundamental and may be changed by the Board without Shareholder approval. Shareholders will be provided with sixty (60) days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets in the particular type of investment suggested by its name. The Fund’s investments in derivatives, other investment companies (e.g., registered funds, BDCs, and private funds, including special purpose vehicles), and other instruments are counted towards the Fund’s 80% investment policy to the extent they provide investment exposure to investments included within the policy or to one or more of the market risk factors associated with investments included in that policy. The Fund will consider the investments of its underlying investment companies, including Investment Funds, when determining the Fund’s compliance with its own 80% policy. Money market funds, cash, other cash equivalents and U.S. Treasury securities with remaining maturities of one year or less that are held by the Fund in support of unfunded commitments to Investment Funds and GP Stakes with favorable growth prospects that the Fund reasonably expects to be called in the future are counted towards the Fund’s 80% policy with respect to investments in GP Stakes with favorable growth prospects.

The Fund will be concentrated (i.e., more than 25% of the value of the Fund’s assets) in securities of issuers having their principal business activities in the asset management industry.

The Fund may invest a portion of its assets in GP Stakes that have exposure to investments in specific industry sectors. A portfolio of different GP Stakes seeks to provide significant vintage year diversification via each GP Stake’s underlying holdings, typically with numerous investments within each vintage year. The result can lead to cross-cycle exposure, which has the potential to reduce the economic timing risk inherent in standard private market drawdown vehicles. This approach seeks to provide a more predictable and consistent overall rate of return as opposed to the alternative of investing in one asset, in one year, and at one point in the economic cycle.

The Adviser will pursue transactions of all sizes. Typical position sizes range from 0.5% to 5% of the Fund’s total assets. The Adviser seeks new positions in an opportunistic way, leveraging CAZ’s dominant position in the GP Stake secondary market and reputation as one of the largest GP Stake allocators and co-investors.

The Adviser will focus most of its efforts and origination on GP Stakes structured as Secondary Investments, Investment Funds and Direct Investments (each as defined below).

GP Stakes may take the form of Secondary Investments. “Secondary Investments” involve the acquisition of an interest in one or more GP Stakes already acquired and held by a private equity fund or another investor’s existing interest in a private equity investment (i.e., an investment not purchased directly from the issuer). The Adviser determines the terms of each secondary investment through a negotiated transaction in which the private equity firm then managing such investment does not change.

The Fund may elect to invest in a GP Stake structured as an Investment Fund during its initial fundraising period, which is known as a primary fund investment. Investment Funds typically contemplate making investments in privately held companies or investing in private placements of securities by publicly listed companies, possibly including “take private” transactions (i.e., the acquisition of a publicly traded company and subsequent de-listing of the company from its public exchange). Acquisitions in special purpose vehicles typically occur as part of a co-investment transaction alongside a private equity manager that is the sponsor of the underlying investment.

GP Stakes may also include Direct Investments. “Direct Investments” relate to acquisitions by the Fund of holdings in unlisted equity interest issued by an asset management firm.

Under normal circumstances, the Fund will not (i) invest more than 5% of its total assets in any individual GP Stake; (ii) acquire more than 5% of the outstanding equity securities of an issuer of a GP Stake; or (iii) acquire more than 10% of the outstanding debt of an issuer of a GP Stake. These investment limitations are measured at the time of the Fund’s investment.

The Fund will also seek to invest across a wide range of vintage years of investments (i.e., the year in which an Investment Fund began investing). The Fund’s investment program seeks to achieve broad exposure to investment opportunities and to deploy capital on behalf of investors efficiently.

The Fund may use derivatives, such as futures contracts and option contracts, in order to gain exposure to particular securities or markets, in connection with hedging transactions, equitizing cash, or otherwise to seek to increase total return.

To maintain liquidity and to meet underlying capital calls, the Fund may also invest in certain liquid investments, including ETFs, derivatives (including futures contracts and option contracts), equity and fixed income securities, exchange-traded GP Stakes, BDCs and cash or cash equivalents.

The Fund’s cash balance may exceed 20% of the Fund’s total assets at various periods during the life of the Fund, including:

(1)    during the Fund’s initial ramp period;

(2)    in connection with a change in asset allocation;

(3)    in periods when the Fund receives large cash inflows;

(4)    in anticipation of satisfying capital calls from Investment Funds; and

(5)    for temporary or defensive purposes.

Such cash balances may persist until the Fund is able to deploy its surplus cash resources.

The Fund may invest in one or more wholly owned subsidiaries (each, a “Subsidiary” and collectively, the “Subsidiaries.”) The Fund may form a Subsidiary in order to, among other things, pursue its investment objective and strategy in a more tax-efficient manner or for the purpose of facilitating its use of permitted borrowings. Except as otherwise provided, references to the Fund’s investments will also refer to any Subsidiary’s investments.

Portfolio Composition

The Fund’s portfolio will consist primarily of GP Stakes, which may be structured as Secondary Investments, Primary Fund Investments and Direct Investments.

•        “Secondary Investments,” which entail acquiring an interest in one or more assets of a private equity fund holding GP Stakes or another investor’s existing interest in a private equity investment in a GP Stake through a negotiated transaction in which the private equity manager managing the investment remains the same.

•        “Primary Fund Investments,” which entail investing in Investment Funds (including special purpose vehicles) during their initial fundraising which Investment Funds in turn invest in privately held asset management firms or make private investments in public asset management firms, potentially to take them private. Acquisitions in special purpose vehicles typically occur as part of a co-investment transaction alongside a private equity manager that is the sponsor of the underlying investment.

•        “Direct Investments,” which relate to holdings in unlisted equities of companies that may involve an acquisition of securities issued by an asset management firm.

During the period of the Fund’s initial ramp up in portfolio construction, in connection with the implementation of changes in asset allocation, in periods when the Fund receives large cash inflows, in anticipation of satisfying capital calls from Investment Funds, or for temporary or defensive purposes, the Fund’s cash balance may exceed 20% of the Fund’s assets until new investments can be made to deploy cash resources.

The Fund will comply with provisions of Section 8 and Section 18 of the 1940 Act governing capital structure and leverage on an aggregate basis with any Subsidiary. The Fund and any Subsidiary will comply with provisions of Section 17 of the 1940 Act related to affiliated transactions and custody.

The Fund does not currently intend to create or acquire primary control of any entity that engages in investment activities in securities or other assets other than entities wholly owned by the Fund.

A significant portion of the Fund’s investments may be held through special purpose vehicles. Special purpose vehicles are vehicles organized by third-party managers that are designed to provide the Fund and other accredited investors access to securities of an individual private company through a private offering of securities exempt from registration pursuant to Regulation D under the Securities Act. The Fund will not have control rights in any of the special purpose vehicles in which the Fund may invest. The Fund does not intend to invest in special purpose vehicles where it would contribute substantially all of the assets raised by the special purpose vehicle. As a result, special purpose vehicles managed by third parties in which the Fund may invest will typically not be “subsidiaries” of the Fund. To the extent the Fund contributes substantially all of the assets of a special purpose vehicle, it would treat the special purpose vehicle as a “Subsidiary” of the Fund. The types of special purpose vehicles in which the Fund may invest may charge upfront broker fees as well as management fees and carry. Third-party managers (who may be affiliates of venture capital firms or private fund managers) that form special purpose vehicles source investment opportunities through relationships they have with other market participants, which may include shareholders of private companies. All members of a special purpose vehicle have limited rights, which are documented in the applicable governing documents of the special purpose vehicle, subject to the terms of any side letters entered into between an investor and the manager of the special purpose vehicle. The Fund may invest in a newly-formed special purpose vehicle or, in certain circumstances, may acquire the interests of an existing investor in a special purpose vehicle. Members of special purpose vehicles generally pay fees to cover operating and offering-related costs. The value of a special purpose vehicle investment generally equals the fair value of its underlying securities, after discounting to take into account any fees paid to the special purpose vehicle. Therefore, the fair value of investments in special purpose vehicles may differ from the value of the underlying securities were the Fund to hold such securities directly. Investments in special purpose vehicles are common in the private market industry and provide a way to pool capital with other investors in order to invest in a single issuer through the ownership of interests in the special purpose vehicle. Special purpose vehicles that the Fund may invest in are not controlled by the Fund and are not subsidiaries.

The Investment Process

The Adviser’s investment process applies a thorough and disciplined due diligence process to seek to select attractive and appropriate investment opportunities. This process benefits from the Adviser’s investment experience and knowledge as well as the Adviser’s ability to gain access to attractive private investment vehicles and direct investment opportunities. The Adviser utilizes its abilities and resources to assess and benchmark performance metrics of potential investments with comparable businesses and funds. The Adviser also identifies investment opportunities through a substantial proprietary network of industry contacts throughout the investment world.

The Adviser’s investment team is segmented into two teams:

(1)    the Investment Team; and

(2)    the Investment Committee that consists of senior investment professionals of the Adviser who are responsible for overseeing the proper and consistent execution of the Adviser’s investment process and ultimately decides which investment opportunities are approved for investment; which portfolios will invest in a particular investment opportunity and the allocation of capital by each portfolio company to such investment opportunity. Investment Committee members do not sponsor or play an active role in due diligence regarding any investment opportunity.

The Adviser conducts rigorous due diligence reviews of each potential investment opportunity. Each such due diligence review follows a well-established investment process with four core phases:

(1)    initial due diligence;

(2)    initial Investment Committee discussion and follow-up questions;

(3)    team-led due diligence, follow-ups and final presentation to the Investment Committee; and

(4)    Investment Committee decision to invest, sizing and allocation.

Within each of the four phases of the due diligence process, the responsible investment professionals customize their investigation and analysis to address specific facts and circumstances associated with the investment opportunity and any unique issues presented by such investment opportunity.

•        Initial Due Diligence:    In a typical year, the Adviser reviews more than 1,500 potential investments. Most of these investment opportunities do not advance past the initial due diligence stage. As thematic investors, the Adviser and its investment team focus on identifying specific factors, or themes, that they believe offer enhanced risk/reward characteristics over a reasonable investment horizon. During this phase of the due diligence process itself, the Adviser’s investment team conducts an extensive review of the proposed investment opportunity, which involves conference calls, onsite meetings with investment and operations teams, rigorous quantitative and risk assessment analysis, as well as reference checks.

•        Initial Investment Committee Discussion and Questions.    If the potential investment opportunity passes the initial due diligence stage, then the Adviser’s investment team introduces the opportunity to the Investment Committee. The Investment Committee reviews each opportunity carefully and determines whether or not to advance the opportunity to a further round of due diligence. If it decides to move forward, the Investment Committee submits a list of follow-up questions for the Investment Team to address in the next phase of the due diligence review.

•        Team-Led Due Diligence, Follow-Ups and Investment Committee Final Presentation.    Follow-up due diligence is a team-led process, typically involving between two and four investment professionals. The team analyzes the potential investment opportunity and considers the supplemental questions posed by the Investment Committee in its initial review and discussion. Once the due diligence team completes its supplementary due diligence, the team determines whether to terminate the due diligence process or to schedule a final presentation to the Investment Committee and recommend moving forward with an investment.

•        Investment Committee Decision to Invest, Sizing and Allocation.    Following the final presentation to the Investment Committee, the Investment Team engages in multiple Investment Committee meetings to determine whether to make an investment. If the Investment Committee decides to do so, it will then determine how the investment should be made and the size and allocation of the investment.

GP Stakes

The Adviser believes that GP Stakes provide material tailwinds to the Adviser’s investment theme “Growth of Private Assets” for two primary reasons: (1) high net worth investors are significantly underweight alternative investments and are beginning to increase their exposures in a dramatic fashion, in addition to the new rules that may allow 401(k) plans to invest in private equity, opening over $6 trillion in capital that can be allocated to GPs actively pursuing private investing, and (2) investors generally continue to increase their exposure to private investments.

CAZ has committed over $4.5 billion to buying stakes in some of what it views as the most profitable private asset management companies in the world. CAZ likes GP Stakes for the following reasons:

•        Potential for significant cash flows from management fees, carried interest, and balance sheet returns;

•        Potential for enterprise value growth along with excellent downside protection;

•        Opportunity to own profitable private asset management firms with efficient exposure to underlying portfolio companies.

Industry growth, escalating complexity, and increased access to alternative investments are driving increased GP demand for strategic equity partners. Strategic partners provide GPs with both financial and strategic benefits. Financial benefits include helping GPs fund new product launches that require a substantial amount of investment and operating capital, in addition to sometimes enabling the buyout of early-stage or legacy partners. The primary strategic benefit of this partnership is to attempt to accelerate a GP’s growth. Another key strategic benefit for the GP is the potential to elevate brand awareness in new markets, providing substantial distribution and product intelligence to help drive development.

A portfolio of different GP Stakes seeks to provide significant vintage year diversification via each GP’s underlying holdings, typically with numerous investments within each vintage year. The result can lead to cross-cycle exposure, which has the potential to reduce the economic timing risk inherent in standard private market drawdown vehicles. This approach seeks to pursue a more predictable and consistent overall rate of return as opposed to the alternative of investing in one asset, in one year, and at one point in the economic cycle.

The Adviser will pursue transactions of all sizes, within the risk controls of the Fund. Typical position sizes range from 0.5% to 5% of the Fund’s total assets. The Adviser is consistently in the market for new positions in an opportunistic way, leveraging CAZ’s dominant position in the GP Stake secondary market and reputation as one of the largest GP Stake allocators and co-investors.

The Fund will focus most of its efforts and origination on GP Stakes structured as Secondary Investments, Investment Funds and Direct Investments.

Exemptive Relief

To the extent permitted by law, the Fund intends to co-invest in GP Stakes with other CAZ-advised funds and clients. The 1940 Act imposes significant limits on the ability of the Fund to co-invest with other CAZ-advised funds and clients. Affiliates of the Fund have received an exemptive order from the SEC that permits the Fund to co-invest alongside its affiliates in GP Stakes. However, the SEC exemptive order contains certain conditions that limit or restrict the Fund’s ability to participate in such GP Stakes. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment. Affiliates of the Fund have applied for new co-investment exemptive relief from the SEC, which is still pending and may not be granted.

Investment Policies

The Fund will be concentrated (i.e., more than 25% of the value of the Fund’s assets) in securities of issuers having their principal business activities in the asset management industry. This policy is fundamental and may not be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The Fund’s SAI contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading “Investment Objective and Policies.”

Risk Factors [Table Text Block]

TYPES OF INVESTMENTS AND RELATED RISKS

Investors should carefully consider the risk factors described below before deciding on whether to make an investment in the Fund.

Principal Risks of Investing in the Fund

Active Investment Management Risk.    The risk that, if the investment decisions and strategy of the portfolio managers do not perform as expected, the Fund could underperform its peers or lose money. The Fund’s performance depends on the judgment of the portfolio managers about a variety of factors, such as markets, interest rates and/or the attractiveness, relative value, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The portfolio managers’ investment models may not adequately take into account certain factors, may perform differently than anticipated and may result in the Fund having a lower return than if the portfolio managers used another model or investment strategy. In addition, to the extent the Fund allocates a portion of its assets to specialist portfolio managers, the styles employed by the different portfolio managers may not be complementary, which could adversely affect the Fund’s performance.

Availability of Investment Opportunities.    The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Other investment vehicles sponsored, managed or advised by the Adviser and their affiliates may seek investment opportunities similar to those the Fund may be seeking. The Adviser will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles.

To the extent permitted by law, the Fund intends to co-invest in GP Stakes with other CAZ-advised funds and clients. The 1940 Act imposes significant limits on the ability of the Fund to co-invest with other CAZ-advised funds and clients. Affiliates of the Fund have received an exemptive order from the SEC that permits the Fund to co-invest alongside its affiliates in GP Stakes. However, the SEC exemptive order contains certain conditions that limit or restrict the Fund’s ability to participate in such GP Stakes. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment. Ultimately, an inability to receive the desired allocation to certain GP Stakes could represent a risk to the Fund’s ability to achieve the desired investment returns.

GP Stakes Risk.

Inability to Invest in GP Stakes.    In the event that the Fund is able to make investments in GP Stakes only at certain times, the Fund may invest any portion of its assets that are not invested in GP Stakes in money market securities, or other liquid assets pending investment in GP Stakes.

Regulation of Publicly Traded Funds.    Asset managers in which the Fund invests may manage publicly offered funds or privately offered funds. Managers of publicly offered funds are subject to greater regulation than managers of privately offered funds and may experience greater operating expenses and less flexibility due to such regulations.

Concentration of Investments.    The Adviser has broad discretion over the Fund’s investment program and may allocate all of the Fund’s assets to a limited number of GP Stakes. There is no guaranty that any GP Stake will itself have appropriate levels of diversification.

Lack of Operating History.    Some of the GP Stake may not have commenced or may have only recently commenced operations and, accordingly, may have no operating history upon which the Adviser may evaluate its likely performance. The past performance of previous investments of affiliates of a GP Stake cannot be relied upon as indicators of the performance or success of such GP Stake.

Lack of Transparency.    The Adviser will endeavor to monitor each GP Stake and GP Stake Sponsor, as applicable, routinely, but the Adviser is unlikely to have access to information about the underlying portfolio positions of the Fund’s investments in each GP Stake on a regular basis, if applicable. Investors in a GP Stake, moreover, typically have no right to demand such information of the managers. Accordingly, the Adviser will not be in a position to analyze or respond to developments within any GP Stake unless and until information relating thereto is disseminated by the applicable GP Stake or GP Stake Sponsor to the GP Stake’s investors, including, directly or indirectly, the Fund. Such information may not necessarily be timely or complete.

Risk Associated with Unspecified Investments.    Investors in the GP Stakes, including the Fund, will be relying on the ability of the issuers of GP Stakes and GP Stake Sponsors, as applicable, to identify, select, develop and realize investments and business opportunities. Even if the investments and business ventures of the GP Stakes are successful, they may not produce a realized return to the Fund, and in turn to the Shareholders, for a period of several years.

Dependence on Key Personnel.    The success of each GP Stake and, in turn, the Fund, depends significantly on the applicable GP Stake’s and, if applicable, the relevant GP Stake Sponsor’s key personnel. Each GP Stake and GP Stake Sponsor will be relying extensively on the experience, relationships and expertise of these key personnel. There can be no assurance that these individuals will remain in the employment of a GP Stake or GP Stake Sponsor, or otherwise continue to be able to carry on their current duties throughout the term of such GP Stake. Certain of the key personnel, in addition to their responsibilities on behalf of a GP Stake, have responsibility for other investment activities.

Lack of Control Over GP Stake Policies.    The management, financing and disposition policies of each GP Stake are determined by the management team of such GP Stake, including, if applicable, the relevant GP Stake Sponsor. These policies may be changed at the discretion of such persons without a vote of the investors in the GP Stake, and any such changes could be detrimental to the value of the GP Stake. The investors in a GP Stake will have no right to participate in the day-to-day operation of such GP Stake, including investment and disposition decisions and decisions regarding the operation of portfolio companies. The Fund will have limited voting rights under the GP Stake’s governing documents.

Indemnification of each GP Stake Sponsor.    As an investor in each GP Stake, the Fund may be required to directly or indirectly indemnify any applicable GP Stake Sponsor and certain other persons as set forth in the applicable governing documents from any liability, damage, cost, or expense arising out of, among other things, certain acts or omissions relating to the offer or sale of interests in the applicable GP Stake. Each GP Stake Sponsor has broad indemnification rights and limitations on liability.

Potential Inability to Meet Investment Objective.    There can be no assurance that the investment strategies employed by a GP Stake will be successful. A GP Stake’s prior performance, or the prior performance of any relevant sponsor, cannot be used to predict future profitability of any GP Stake.

Failure to Make Capital Contributions.    If the Fund fails to make capital contributions to a GP Stake when due, the Fund will likely be subject to various penalties, including the possibility of forfeiture of some or all of the Fund’s prior capital contributions to such GP Stake. The Fund intends to take any necessary action to prevent its failure to make its capital commitments when due to any GP Stake.

Multiple Levels of Expense.    Certain of the GP Stakes may impose operating costs, fees and expenses, performance fees or allocations on realized and unrealized appreciation and other income, and carried interest distributions. This will result in greater expense and lesser return on investment than if such fees were not charged.

No Assurance of Profit, Cash Distribution, or Appreciation.    There is no assurance that the GP Stakes will be profitable, or that any distribution will be made by the Fund. Any return on investment will depend on the successful investments made by and/or the successful business ventures of the GP Stakes. There is no assurance that such investments will be successful. The marketability and value of any GP Stake will depend upon many factors beyond the control of the Adviser. The GP Stakes may be illiquid. Illiquidity may result from the absence of an established market for the GP Stakes, as well as legal, contractual or other restrictions on their resale by the GP Stake. Dispositions of GP Stakes may be subject to contractual and other limitations on transfer or other restrictions that would interfere with subsequent sales of such investments or adversely affect the terms that could be obtained upon any disposition thereof. In addition, the ability to exit a GP Stake through the public markets will depend on market conditions. In some cases, GP Stakes may be long-term in nature, and may require many years from the date of initial investment before disposition. The possibility of partial or total loss of capital will exist, and investors should not hold Shares of the Fund unless they can readily bear the consequences of such loss.

Subjective Valuations.    A GP Stake, and any investments made in turn by such GP Stake, may consist of securities for which there is no public market valuation. The valuation of these investments will be made by the Adviser and may have a significant effect on the NAV of the Fund. The illiquid nature of these non-publicly traded securities, and the inherently more subjective and imprecise nature of the valuation process for such illiquid securities, creates a greater possibility that significant changes in value could occur during the investment year (than is otherwise the case with publicly traded stocks).

Competition.    There is currently, and will likely continue to be, competition for investment opportunities by investment vehicles and others with investment objectives and strategies identical or similar to certain of the GP Stakes’ investment objectives and strategies as well as by strategic investors. There can be no assurance that any GP Stake Sponsor or the management team of such GP Stake will be able to locate and complete investments which satisfy the GP Stake’s rate of return objectives or realize upon their values or that any GP Stake will be able to invest fully its committed capital, if applicable.

Private Equity Investments.    Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also co-invest directly in an operating company in conjunction with another fund. The investments held by GP Stakes and direct investments made by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

The regulatory environment for private investment funds continues to evolve, and changes in the regulation of private investment funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of private investment funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Adviser’s legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Adviser’s business. There can be no assurances that the Fund or the Adviser will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

Growth Investing Style Risk.    If the Adviser incorrectly assesses an issuer’s prospects for growth or how other investors will value the issuer’s growth, then the value of the issuer’s securities may decrease, or may not increase to the level anticipated by the Adviser. In addition, growth investments may be more volatile than other investments. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other funds that use different investing styles.

“J-Curve” Performance Risk.    Investment Funds typically exhibit “J-curve” performance, such that an Investment Fund’s net asset value typically declines during the early portion of the Investment Fund’s lifecycle as investment-related fees and expenses accrue prior to the realization of investment gains. As the Investment Fund matures and as the Investment Fund’s assets are sold, the Adviser believes that the pattern typically reverses with increasing net asset value and distributions. There can be no assurance, however, that any or all the Investment Funds in which the Fund invests will exhibit this pattern of investment returns.

Market Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities or other investments may decline in value due to factors affecting securities markets generally or individual issuers. The value of a security or other investment may change in value due to general market conditions that are not related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest, or currency rates or adverse investor sentiment generally as well as global trade policies and political unrest or uncertainties. The value of a security or other investment may also change in value due to factors that affect an individual issuer, including data breaches and cybersecurity attacks, or a particular sector or industry. During a general downturn in the securities or other markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance. Any market disruptions, including those arising out of geopolitical events (including wars, military conflicts, imposition of sanctions, tariffs or other governmental restrictions, pandemics and epidemics) or natural/environmental disasters, could also prevent the Fund from executing advantageous investment decisions in a timely manner. The adverse impact of any one or more of these events on the market value of Fund investments could be significant and cause losses. A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete repurchases, and adversely impact Fund performance.

Concentration of Investments.    The Fund will be concentrated (i.e., more than 25% of the value of the Fund’s assets) in securities of issuers having their principal business activities in the asset management industry. The Adviser may allocate all of the Fund’s assets to a limited number of GP Stakes. There is no guaranty that any GP Stake will itself have appropriate levels of diversification.

Geographic Concentration Risks.    The Fund may invest a portion of its assets in GP Stakes that have exposure to investments in specific geographic regions, such as the North America, Europe or Asia. This focus may constrain the liquidity and the number of portfolio companies available for investment by such GP Stakes. In addition, the investments of such a GP Stake will be disproportionately exposed to the risks associated with the region of concentration.

Sector Concentration Risk.    The Fund may invest a portion of its assets in GP Stakes that have exposure to investments in specific industry sectors, including the real estate sector. This focus may constrain the liquidity and the number of portfolio companies available for investment by such GP Stake. In addition, the investments of such a GP Stake will be disproportionately exposed to the risks associated with the industry sectors of concentration.

Infrastructure Sector Risk.    The Fund may invest a portion of its assets in GP Stakes that have exposure to infrastructure. Infrastructure asset investments (“Infrastructure Assets”) may be subject to a variety of risks, not all of which can be foreseen or quantified, including: (i) the burdens of ownership of infrastructure: (ii) local, national and international political and economic conditions; (iii) the supply and demand for services from and access to infrastructure; (iv) the financial condition of users and suppliers of Infrastructure Assets; (v) changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of Infrastructure Assets difficult or impracticable; (vi) changes in regulations, planning laws and other governmental rules; (vii) changes in fiscal and monetary policies; (viii) under-insured or uninsurable losses, such as force majeure acts and terrorist events; (ix) reduced investment in public and private infrastructure projects; and (x) other factors which are beyond the reasonable control of the Fund. Many of the foregoing factors could cause fluctuations in usage, expenses and revenues, causing the value of investments to decline and a material adverse effect on the Fund’s performance.

Real Estate Sector Risk.    The Fund may invest a portion of its assets in GP Stakes that have exposure to real estate. Risks related to real estate exposure include, among others: possible declines in the value of (or income generated by) real estate; risks related to general and local economic conditions; fluctuations in occupancy levels and demand for properties or real estate-related services; changes in the availability or terms of mortgages and other financing that may render the sale or refinancing of properties difficult or unattractive; variations in rental income, neighborhood values or the appeal of property to tenants; limits on rents; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. In addition, real estate industry companies that hold mortgages may be affected by the quality of any credit extended. Real estate values or income generated by real estate may be adversely affected by many additional factors, including: the over-supply of and reduced demand for real estate rentals and sales; demographic trends, such as population shifts or changing tastes and preferences (such as for remote work arrangements); the attractiveness, type and location of the property; increased maintenance or tenant improvement costs and costs to convert properties for other uses; and the financial condition of tenants, buyers and sellers, and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all. Real estate industry companies, including public and private real estate investment trusts (“REITs”) and private real estate investment funds, are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Real estate industry companies whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The real estate industry is particularly sensitive to economic downturns, and companies in the real estate industry may be highly leveraged and, thus, subject to increased risks for investors. The values of securities of companies in the real estate industry may go through cycles of relative under-performance and out-performance in comparison to equity securities markets in general. Additionally, a REIT could fail to qualify for tax free pass-through of its income under the Code or fail to maintain its exemption from registration under the 1940 Act, which could produce adverse economic consequences for the REIT and its investors, including the Fund.

Real Assets Investments Risk.    The Fund may invest a portion of its assets in GP Stakes with exposure to securities and credit instruments associated with real assets, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) changes in environmental, governmental and other regulations; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) surplus capacity and depletion concerns; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

First Lien Senior Secured Loans, Second Lien Senior Secured Loans and Unitranche Debt.    The Fund’s GP Stakes may have exposure to first lien senior secured loans, second lien senior secured loans, and unitranche debt. There is a risk that the collateral securing first lien senior secured loans, second lien senior secured loans, and unitranche debt of portfolio companies may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. To the extent a debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, the lien may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Loans that are under-collateralized involve a greater risk of loss. Consequently, the fact that a loan is secured does not guarantee that we will receive principal and interest payments according to the loan’s terms, or at all, or that we will be able to collect on the loan should the remedies be enforced. Finally, particularly with respect to a unitranche debt structure, unitranche debt will generally have higher leverage levels than a standard first lien term loan.

Mezzanine Investments Risk.    The Fund’s GP Stakes may have exposure to mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to six years. Mezzanine investments are usually unsecured and subordinate to other debt obligations of an issuer.

Foreign Investments Risk.    Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid, more volatile and more difficult to value than securities of U.S. issuers. Foreign investments may be affected by the following:

•        changes in currency exchange rates;

•        changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations;

•        increased volatility;

•        substantially less volume on foreign stock markets and other securities markets;

•        higher commissions and dealer mark-ups;

•        inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement;

•        less uniform accounting, auditing and financial reporting standards;

•        less publicly available information about a foreign issuer or borrower;

•        less government regulation and oversight;

•        unfavorable foreign tax laws;

•        political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions);

•        differences in individual foreign economies; and

•        geopolitical events (including wars, military conflicts, imposition of sanctions, tariffs or other governmental restrictions, pandemics and epidemics) that may disrupt securities markets and adversely affect global economies and markets.

Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. These types of measures may include, but are not limited to, banning a sanctioned country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities, or persons. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country or companies located in or economically tied to the sanctioned country, devaluation of the sanctioned country’s currency, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance.

Regional/Country Focus Risk.    To the extent that the Fund focuses its investments in a particular geographic region or country, the Fund may be subject to increased currency, political, social, environmental, regulatory and other risks not typically associated with investing in a larger number of regions or countries. In addition, certain foreign economies may themselves be focused in particular industries or more vulnerable to political changes than the U.S. economy, which may have a pronounced impact on the Fund’s investments. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments. Regional and country focus risk is heightened in emerging markets.

The following sets forth additional information regarding risks associated with investing in certain regions/countries:

Investments in Asian Securities — Certain Asian economies have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. During the global recession that began in 2009, many of the export-driven Asian economies experienced the effects of the economic slowdown in the United States and Europe, and certain Asian governments implemented stimulus plans, low-rate monetary policies and currency devaluations. Economic events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the Fund invests. Many Asian countries are subject to political risk, including corruption and regional conflict with neighboring countries. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions.

China Investments Risk.    Investment in Chinese issuers subjects the Fund to risks specific to China. China may be subject to significant economic, political and social instability. China is an emerging market and has demonstrated significantly higher volatility from time to time in comparison to developed markets. Investments in securities of Chinese issuers, including issuers located outside of China that generate significant revenues from China, involve certain risks and considerations not typically associated with investments in the U.S. securities markets. These risks include: (i) the risk of more frequent (and potentially widespread) government interventions with respect to Chinese issuers, resulting in liquidity risk, price volatility, greater market execution risk, and valuation risk; (ii) the risk of currency fluctuations, currency non-convertibility, currency revaluations and other currency exchange rate fluctuations or blockage; (iii) the risk of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation; (iv) the risk of losses due to expropriation, nationalization, or confiscation of assets and property, the imposition of restrictions on foreign investments and on repatriation of capital invested; (v) the risk that the Chinese government may decide not to continue to support economic reform programs; (vi) the risk of limitations on the use of brokers; (vii) the risk of interest rate fluctuations and higher rates of inflation; (viii) the risk that the U.S. government or other governments may sanction Chinese issuers or otherwise prohibit U.S. persons (such as the Fund) from investing in certain Chinese issuers; and (ix) the risk of market volatility caused by any potential regional or territorial conflicts, including military conflicts, or natural or other disasters. In addition, the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, interest rates, allocation of resources and capital reinvestment, among others. China has privatized, or has begun a process of privatizing, certain entities and industries. Newly privatized companies may face strong competition from government-sponsored competitors that have not been privatized. In some instances, investors in newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or changing regulatory and legal standards or, in some cases, due to renationalization of such privatized entities. There is no assurance that similar losses will not recur. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. The Chinese government may do so in the future as well, potentially having a significant adverse effect on economic conditions in China. Segments of China’s private debt markets (e.g., non-investment grade debt or “junk bonds”) may at times become relatively concentrated by a limited number of large issuers in one or more industries (e.g., real estate). The default or threat of default by one or more such large issuers could have adverse consequences on other issuers in such industries or related industries.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in the Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. It is unclear whether further tariffs and sanctions may be imposed or other escalating actions may be taken in the future, which could negatively impact the Fund. An outbreak of an infectious illness or public health threat, such as the coronavirus, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy and other economies around the world, which in turn could adversely affect the Fund’s investments.

The U.S. government may occasionally place restrictions on investments in Chinese companies. For example, a rulemaking implemented by the Department of the Treasury’s Office of Foreign Assets Control prohibits U.S. persons from purchasing or selling publicly traded securities (including publicly traded securities that are derivative of, or are designed to provide exposure to, such securities) of any Chinese company identified as a Chinese Military Industrial Complex Company (“OFAC Rules”). A number of Chinese issuers have been designated under this program and more could be added. Certain implementation matters related to the scope of, and compliance with, the OFAC Rules have not yet been fully resolved, and the ultimate application and enforcement of the OFAC Rules may change. As a result, the OFAC Rules and related guidance may significantly reduce the liquidity of such securities, force the Fund to sell certain positions at inopportune times or for un-favorable prices, and restrict future investments by the Fund.

Illiquid and Restricted Securities Risks.    The Fund may invest in illiquid securities, subject to the requirements under Rule 23c-3(b)(10) of the 1940 Act. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities including, but not limited to if qualified institutional buyers are unwilling to purchase these securities.

Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. To dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. In either case, the Fund would bear market risks during that period. Liquidity risk may impact the Fund’s ability to meet Shareholder repurchase requests and as a result, the Fund may be forced to sell securities at inopportune prices.

Certain instruments are not readily marketable and may be subject to restrictions on resale. Instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the instruments in which the Fund will invest. Where a secondary market exists, the market for some instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, dealer inventories of certain securities are at historic lows in relation to market size, which indicates a potential for reduced liquidity as dealers may be less able to “make markets” for certain securities.

Leverage Risk.    Certain transactions, including to-be-announced investments and other when-issued, delayed delivery or forward commitment transactions, involve a form of leverage. Transactions involving leverage provide investment exposure in an amount exceeding the initial investment. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Certain derivatives have the potential to cause unlimited losses for the Fund, regardless of the size of the initial investment. Leverage may also cause the Fund’s NAV to be more volatile than if the Fund had not been leveraged, as relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet margin or collateral requirements when it may not be advantageous to do so.

Daily Valuation Risk.    The Fund is offered on a daily basis and calculates a daily NAV per Share. The Adviser seeks to evaluate on a daily basis material information about the Fund’s holdings; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase Shares may receive more or less Shares and investors who tender their Shares may receive more or less cash proceeds than they otherwise would receive.

Valuation of Private Investments Risk.    Generally, the Fund’s ownership interests in private investments are not publicly traded and the Fund will use a third party pricing service or internal pricing methodologies to provide pricing information for certain private investments. The value of loans, securities and other investments that are not publicly traded may not be readily determinable, and the Valuation Designee will value these investments at fair value as determined in good faith pursuant to the Valuation Procedures, including to reflect significant events affecting the value of the Fund’s investments. The Fund may only value GP Stakes at NAV if permitted by applicable accounting standards. Many of the Fund’s investments may be classified as Level 3 under Topic 820 of the U.S. Financial Accounting Standards Board’s Accounting Standards Codification, as amended, Fair Value Measurements and Disclosures (“ASC Topic 820”). This means that the Fund’s portfolio valuations will be based on significant unobservable inputs and the Fund’s own assumptions about how market participants would price the asset or liability in question. The Fund expects that inputs into the determination of fair value of the Fund’s portfolio investments will require significant judgment or estimation. Even if observable market data are available, such information may be the result of consensus pricing information or broker quotes, which include a disclaimer that the broker would not be held to such a price in an actual transaction. The non-binding nature of consensus pricing and/or quotes accompanied by disclaimers materially reduces the reliability of such information. The valuation of the Fund’s investments in GP Stakes is ordinarily determined based upon valuations provided by the Investment Managers on a quarterly basis. Although such valuations are provided on a quarterly basis, the Fund will provide valuations, and will issue Shares, on a daily basis. An Investment Manager may face a conflict of interest in valuing the securities, as their value may affect the Investment Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Manager, the accuracy of the valuations provided by the Investment Managers, that the Investment Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Managers’ policies and procedures and systems will not change without notice to the Fund. As a result, an Investment Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities. The types of factors that the Valuation Designee may take into account in determining the fair value of the Fund’s investments generally include, as appropriate, comparison to publicly-traded securities and private market transactions, including such factors as revenue level, profitability, operating cash flow, revenue and income growth, and leverage. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Valuation Designee’s determinations of fair value may differ materially from the values that would have been used if a ready market for its investments existed. The Fund’s net asset value could be adversely affected if the Valuation Designee’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such loans and securities.

Valuations Subject to Adjustment.    The Fund determines its daily net asset value based upon the quarterly valuations reported by the GP Stakes, which may not reflect market or other events occurring subsequent to the quarter-end. The Valuation Designee will fair value the Fund’s holdings in GP Stakes to reflect such events, consistent with its valuation policies; however, there is no guarantee the Valuation Designee will correctly fair value such investments. Additionally, the valuations reported by GP Stakes may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the GP Stakes may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the GP Stakes or revisions to the net asset value of a GP Stake or direct private equity investment adversely affect the Fund’s net asset value, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Indemnification of GP Stakes, Investment Managers and Others.    The Fund may agree to indemnify certain of the GP Stakes and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of GP Stakes. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.

General Risks of Secondary Investments.    The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to carve out from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires a GP Stake interest as a Secondary Investment, the Fund will generally not have the ability to modify or amend such GP Stake’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be greater than those relating to Primary Investments.

Where the Fund acquires a GP Stake interest as a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant GP Stake and, subsequently, that GP Stake recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such GP Stake. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the GP Stake, there can be no assurance that the Fund would have such right or prevail in any such claim.

The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including, among other things: (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

Force Majeure Risk.    GP Stakes may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including a GP Stake or a counterparty to the Fund or a GP Stake) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to a GP Stake or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more GP Stakes or its assets, could result in a loss to the Fund, including if its investment in such a GP Stake is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

Nature of Portfolio Companies.    The GP Stakes will include direct and indirect investments in various companies, ventures and businesses. This may include portfolio companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies.

Non-Diversification Risk — The Fund is non-diversified, which means it is permitted to invest a greater portion of its assets in a smaller number of issuers than a “diversified” fund. For this reason, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may result in a greater risk of loss. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.

New Fund Risk.    The Fund has no operating history and, as a result, the Fund’s performance may not reflect how the Fund may be expected to perform over the long term. In addition, prospective investors have a limited track record and history on which to base their investment decisions. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to default risk, which is the risk that the U.S. Treasury will be unable to meet its payment obligations.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Valuation Risks.    Investors who purchase shares of the Fund on, or whose repurchase requests are valued on, days when the Fund is holding instruments that have been fair valued may receive fewer or more shares or lower or higher repurchase proceeds than they would have received if the instruments had not been fair valued or if the Valuation Designee had employed an alternate valuation methodology. Such risks may be more pronounced in a rising interest rate environment and/or an environment of increased equity market volatility, and, to the extent the Fund holds a significant percentage of fair valued or otherwise difficult to value securities, it may be particularly susceptible to the risks associated with valuation. For additional information about valuation determinations, see “Determination of Net Asset Value” below. Portions of the Fund’s portfolio that are fair valued or difficult to value vary from time to time. The Fund’s shareholder reports (when available) contain detailed information about the Fund’s holdings that are fair valued or difficult to value, including values of such holdings as of the dates of the reports.

Closed-end Interval Fund; Liquidity Risk.    The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. You should not invest in the Fund if you need a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV (minus any applicable early repurchase fee), the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. If Shareholders tender for repurchase more than the repurchase offer amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional number of Shares not to exceed 2% of the outstanding Shares of the Fund on the repurchase request deadline (i.e., the date by which Shareholders can tender their Shares in response to a repurchase offer) (the “Repurchase Request Deadline”). In connection with any given repurchase offer, the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

Repurchase Risks.    As described under “Repurchases of Shares,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV (minus any applicable early repurchase fee), pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of their Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. See “Repurchases of Shares.”

Substantial Repurchases.    Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the net asset value of the Fund. To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain more liquid investments, the Fund will thereafter hold a larger proportion of its assets in illiquid investments. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of Shareholders or to conduct future repurchases at all. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratios.

Possible Exclusion of a Shareholder Based on Certain Detrimental Effects.    The Fund may repurchase and/or redeem Shares in accordance with the terms of its Agreement and Declaration of Trust and subject to the 1940 Act and the rules thereunder, including Rules 23c-1 and 23c-2, held by a Shareholder or other person acquiring Shares from or through a Shareholder, if:

•        ownership of the Shares by the Shareholder or other person likely will cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

•        continued ownership of the Shares by the Shareholder or other person may be harmful or injurious to the business or reputation of the Fund, the Board of Trustees, the Adviser or any of their affiliates, or may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences, provided that any involuntary redemption would be conducted in accordance with Rule 23c-2;

•        any of the representations and warranties made by the Shareholder or other person in connection with the acquisition of the Shares was not true when made or has ceased to be true;

•        the Shareholder is subject to special regulatory or compliance requirements, such as those imposed by the U.S. Bank Holding Company Act of 1956, as amended, certain Federal Communications Commission regulations, or ERISA (as hereinafter defined) (collectively, “Special Laws or Regulations”), and the Fund determines that the Shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold the Shares;

•        the beneficial owner’s estate submits a tender request and proof of owner’s death; or

•        the disabled beneficial owner’s legal representative submits tender request and proof of qualified disability.

The effect of these provisions may be to deprive an investor in the Fund of an opportunity for a return even though other investors in the Fund might enjoy such a return.

Use of Cash or Money Market Investments.    The Fund may participate in a cash sweep program whereby the Fund’s uninvested cash balance is used to purchase shares of affiliated or unaffiliated money market funds or cash management pooled investment vehicles at the end of each day. To the extent the Fund invests its uninvested cash through a sweep program, it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash. The Fund may also invest some or all of its assets in cash, high quality money market instruments (including, but not limited to U.S. government securities, bank obligations, commercial paper and repurchase agreements involving the foregoing securities) and shares of money market funds for temporary defensive purposes in response to adverse market, economic or political conditions. In addition, the Fund may invest some of its assets in these instruments to maintain liquidity or in response to atypical circumstances such as unusually large cash inflows or repurchases. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy. As a result, there is no assurance that the Fund will achieve its investment objective and it may lose the benefit of market upswings.

Credit Risk.    Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Periods of market volatility may increase credit risk.

Interest Rate Risk.    The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. A wide variety of factors can cause interest rates to rise, including central bank monetary policies, inflation rates, governmental actions and other factors. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value. Actions taken by the Federal Reserve Board or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, may adversely affect markets, which could, in turn, negatively impact Fund performance.

Secondary Transactions Risk.    With respect to purchases of securities pursuant to purchase agreements that the Fund will enter into for secondary transactions with eligible securityholders of GP Stakes, the Fund may be subject to the risk that the Fund may not timely obtain required approvals or waivers of contractual transfer restrictions following the execution of a purchase agreement. Typically, the transfer restriction that the Fund will require a waiver of after the signing of a purchase agreement is the issuer’s right of first refusal (“ROFR”) for the issuer to purchase the securities that the Fund seeks to acquire pursuant to the purchase agreement. While the Fund expects that it will be able to obtain required approvals or waivers of contractual transfer restrictions generally within two weeks of executing a purchase agreement, there may be cases in which it may take the Fund longer than two weeks to obtain the requested approval or waiver. The Fund will generally structure its purchase agreements for the acquisition of securities issued by GP Stakes to provide that approval of the transfer of securities or waiver of the transfer restrictions must be obtained within 35 days from the date of the execution. The purchase agreements will generally provide that in any such case, the agreement will terminate automatically if (i) approval of the transfer of securities or waiver of the transfer restrictions is not obtained within 35 days from the signing of the purchase agreement, or (ii) the closing of the purchase agreement, which is completed upon the wiring and receipt of the funds and the Fund receiving written notice of the recording of the transfer of the securities on the books and records of the issuer of the subject securities, does not occur within 35 days from the signing of the purchase agreement. These purchase agreements will not be treated as forward contracts (included in the definition of “derivatives transaction” in Rule 18f-4(a) under the 1940 Act), nor as unfunded commitment agreements described in Rule 18f-4(e).

With respect to purchase agreements that are subject to transfer restrictions (such as a ROFR) at the time of signing, the Fund concludes that it would be appropriate to record the purchase at the time when any and all transfer restrictions have been satisfied. Investors in the Shares should understand that the Fund’s conclusion is subject to different interpretations by regulatory agencies, courts and other bodies having oversight authority. If one or more of these authorities reach a different conclusion as it pertains to recognition of purchase agreements, it could result in the Fund misstating the value of its assets.

Derivatives Risk.    The Fund and GP Stakes may use derivatives for investment purposes and/or for hedging purposes, including anticipatory hedges (i.e., the practice of establishing a hedge to mitigate risk before the investment has been finalized). Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Successful use of derivative instruments by the Fund or a GP Stake depends on the Adviser’s or Investment Manager’s judgment with respect to a number of factors and the Fund’s performance may be worse and/or more volatile than if it had not used these instruments. Derivatives may involve significant risks, including:

•        Counterparty/Credit Risk — the risk that the party on the other side of the transaction will be unable to honor its financial obligation to the Fund or a GP Stake.

•        Currency Risk — the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

•        Leverage Risk — the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

•        Market Risk — the risk from potential adverse market movements in relation to the Fund’s derivatives positions, or the risk that markets could experience a change in volatility that adversely impacts Fund returns and the Fund’s obligations and exposures.

•        Liquidity Risk — the risk that certain investments may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth, which could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately, and the risk that the Fund may not be able to meet margin and payment requirements and maintain a derivatives position.

•        Index Risk — if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index. For this reason, the Fund’s investment in these instruments may decline significantly in value if index levels move in a way that is not anticipated.

•        Operational and Legal Risk — the risk that certain investments may involve risk of operational issues such as documentation issues, settlement issues, system failures, inadequate controls and human error, and the risk of insufficient capacity or authority of a derivatives counterparty and risk related to the legality or enforceability of a derivatives trading contract.

•        Regulatory Risk — Government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

•        Short Position Risk — The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument which could cause the Fund to suffer a (potentially unlimited) loss.

•        Tax Risk — the tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset. The use of derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments, and could impair the ability of the Fund to use derivatives when it wishes to do so.

Futures and Options Risk.    An option is an agreement that, for a premium payment or fee, gives the purchaser the right but not the obligation to buy or sell the underlying asset at a specified price during a period of time or on a specified date, or receive a cash settlement payment. A future is a contract that obligates the purchaser to take delivery, and the seller to make delivery, of a specific amount of an asset at a specified future date at a specified price, or make a cash settlement payment. Futures and options are subject to the risk that the Adviser may incorrectly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors that may affect the value of the underlying asset. Futures and options may be more volatile than direct investments in the securities underlying the futures and options and may not correlate perfectly to the underlying securities. Futures and options also involve additional expenses as compared to investing directly in the underlying securities, which could reduce any benefit or increase any loss to the Fund from using the strategy. Futures and options may also involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options transactions may be effected on securities exchanges or, in the case of certain options, in the over-the-counter market. When options are purchased over-the-counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the contract. Futures and options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position or valuing the contract. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

Commodities Related Investments Risk.    GP Stakes may have exposure to commodity related securities or commodity-linked derivative instruments that may subject such GP Stakes to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Volatility in the commodities markets may result in rapid and substantial changes (positive or negative) in the value of the Fund’s holdings. The value of commodity related securities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, lack of liquidity, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political, regulatory and market developments, as well as the participation in the commodities markets of speculators. Certain commodity-linked securities in which the Fund may invest may be issued by companies in the financial services sector, and events affecting the financial services sector may also cause the Fund’s share value to fluctuate. The frequency and magnitude of such changes cannot be predicted. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in commodities futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Mortgage-Related Instruments Risk.    The mortgage-related assets in which GP Stakes may have exposure to include, but are not limited to, any security, instrument or other asset that is related to U.S. or non-U.S. mortgages, including those issued by private originators or issuers, or issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities or by non-U.S. governments or authorities, such as, without limitation, assets representing interests in, collateralized or backed by, or whose values are determined in whole or in part by reference to any number of mortgages or pools of mortgages or the payment experience of such mortgages or pools of mortgages.

Mortgage-related instruments represent interests in “pools” of mortgages and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments.

Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money.

The mortgage markets in the United States and in various foreign countries have experienced extreme difficulties in the past that adversely affected the performance and market value of certain mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Other Risks Relating to the Fund

Venture Capital and Growth Equity Risk.    The Fund may invest in GP Stakes with exposure to venture capital and growth equity. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses. Growth equity is usually classified by investments in private companies that have achieved product-market fit but may still need capital to achieve the desired level of scale before having access to the public markets for financing. As a result of the risks associated with advancing the company’s growth plan, investors can expect a higher return than might be available in the public markets, but also need to recognize the business and financial risks that remain in advancing the company’s commercial aspirations. For both venture capital and growth equity companies, the risks are generally greater than the risks of investing in public companies that may be at a later stage of development.

Investments in the Debt Securities of Small or Middle-Market Portfolio Companies Risk.    The Fund’s GP Stakes may have exposure to loans to small and/or less well-established privately held companies. The Fund defines “middle-market” to generally mean companies with earnings before interest, taxes, depreciation and amortization (“EBITDA”) of between approximately $10 million and $100 million. The Fund defines “small” to generally mean companies with EBITDA below $10 million. While smaller private companies may have potential for rapid growth, investments in private companies pose significantly greater risks than investments in public companies. For example, private companies:

o       have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress;

o       may have limited financial resources and may be unable to meet their obligations under their debt securities, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of realizing any guarantees that may have obtained in connection with the investment;

o       may have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;

o       generally, are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a portfolio company and, in turn, on the GP Stake that has exposure to the portfolio company; and

o       generally, have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.

Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, as these securities typically are less liquid, traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

In addition, investments in private companies tend to be less liquid. The securities of many of the companies in which we invest are not publicly traded or actively traded on the secondary market and are, instead, traded on a privately negotiated over-the-counter secondary market for institutional investors only. Such securities may be subject to legal and other restrictions on resale. As such, the GP Stake may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. As a result, the relative lack of liquidity and the potential diminished capital resources of target portfolio companies may affect the GP Stake’s investment returns.

Substantial Fees and Expenses.    A Shareholder in the Fund that meets the eligibility conditions imposed by one or more GP Stakes, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in primaries of such GP Stakes. By investing in the GP Stakes through the Fund, a Shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. A Shareholder in the Fund will also indirectly bear a portion of the asset-based fees, carried interests or incentive allocations (which are a share of a GP Stake’s returns which are paid to the Investment Manager) and fees and expenses borne by the Fund as an investor in the GP Stakes. In addition, to the extent that the Fund invests in a GP Stake that is itself a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other GP Stakes and the Fund generally. As a result, a GP Stake with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative.

Distributions In-Kind.    The Fund generally expects to distribute to the holder of Shares that are repurchased a payment of cash in satisfaction of such repurchase. Although the Fund will have a reasonable basis to believe that it will be able to satisfy all conditions of each repurchase offer when it commences the repurchase offer, including paying cash for shares being repurchased, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares at the time of the repurchase. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from a GP Stake that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Incentive Allocation Arrangements.    Each Investment Manager may receive a performance fee, carried interest or incentive allocation typically up to 20% of the net profits earned by the GP Stake that it manages, typically subject to a preferred return. These performance incentives may create an incentive for the Investment Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

Inadequate Return.    No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information.    From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse to the Fund’s Assets.    The Fund’s assets, including any investments made by the Fund and any interest in the GP Stakes held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Currency Risk.    The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency. Currency markets generally are not as regulated as securities markets. The dollar value of foreign investments may be affected by exchange controls. The Fund may be positively or negatively affected by governmental strategies intended to make the U.S. dollar, or other currencies in which the Fund invests, stronger or weaker. Currency risk may be particularly high to the extent that the Fund invests in foreign securities or currencies that are economically tied to emerging market countries.

Emerging Markets Risk.    The risks of foreign investments are usually greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Settlements of trades in emerging markets may be subject to significant delays. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to dispose of portfolio securities due to settlement problems. Sometimes, emerging markets may lack or be in the relatively early development of legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Fund) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, the Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

The risks outlined above are often more pronounced in “frontier markets” in which the Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid. These factors make investing in frontier market countries significantly riskier than investing in other countries.

Equity Risk.    Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company. Equity securities include but are not limited to common stock, shares or interests issued by private equity issuers or investment funds, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. The value of an equity security may be based on the real or perceived success or failure of the particular company’s business, any income paid to stockholders in the form of a dividend, the value of the company’s assets, general market conditions, or investor sentiment generally. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Special Purpose Acquisition Companies Risk.    The Fund may invest in special purpose acquisition companies (“SPACs”) or similar special purpose entities. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices. In addition, these securities, which are typically traded in the OTC market, may be considered illiquid and/or be subject to restrictions on resale.

Large Shareholder Transaction Risk.    The Fund may experience adverse effects when certain large Shareholders purchase or request repurchases of large amounts of shares of the Fund. To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain GP Stakes, the Fund will thereafter hold a larger proportion of its assets in the remaining GP Stakes, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of Shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining GP Stakes may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s GP Stakes, in that the Fund’s performance may be tied to the performance of fewer GP Stakes and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of Shares, and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratios.

Tax Risk.    Tax risks associated with investments in the Fund include but are not limited to the following:

Fund Structure Risk.    Unlike traditional mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the rates applicable to corporations (at a rate of 21%), and will also be subject to state and local income taxes.

Tax Estimation/NAV Risk.    In calculating the Fund’s NAV, the Fund will, among other things, account for its current taxes and deferred tax liability and/or asset balances. The Fund will accrue a deferred income tax liability balance, at the then effective statutory U.S. federal income tax rate (at a rate of 21%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on the GP Stakes considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s NAV. The Fund may also accrue a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, consideration is given as to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required. The Fund will rely to some extent on information provided by Partnership Issuers (as defined below) and Corporate Issuers (as defined below), which may not be provided to the Fund on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The estimate of the Fund’s current taxes and deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary significantly from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV. From time to time, the Fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV. Shareholders who tender their shares at a NAV that is based on estimates of the Fund’s current taxes and deferred tax liability and/or asset balances may benefit at the expense of remaining Shareholders (or remaining Shareholders may benefit at the expense of tendering Shareholders) if the estimates are later revised or ultimately differ from the Fund’s actual current taxes and tax liability and/or asset balances.

Investment in Partnerships.    Much of the benefit that the Fund may derive from its GP Stakes are results of such issuers of GP Stakes generally being treated as partnerships for U.S. federal income tax purposes (the “Partnership Issuers”). Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given Partnership Issuer could result in a Partnership Issuer being treated as a corporation for U.S. federal income tax purposes, which would result in the Partnership Issuer being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. The classification of a Partnership Issuer as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the Partnership Issuer. If any Partnership Issuer in which a Fund invests were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment in the Partnership Issuer and lower income to the Fund.

Distributions from a Partnership Issuer in excess of the Fund’s adjusted tax basis in the Partnership Issuer will generally be treated as capital gain. However, a portion of the gain may instead be treated as ordinary income to the extent attributable to certain assets held by the Partnership Issuer the sale of which would produce ordinary income. To the extent a distribution received by the Fund from a Partnership Issuer is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the Partnership Issuer may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from a Partnership Issuer may require the Fund to restate the character of its distributions and amend any Shareholder tax reporting previously issued. The Fund expects that the cash distributions it will receive with respect to its investments in the Partnership Issuers will exceed the taxable income allocated to the Fund from such Partnership Issuers. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available to distribute to Shareholders.

Investment in C Corporations.    As discussed above, the Fund may invest in GP Stakes issued by entities that are taxed as C corporations (a “Corporate Issuer”). Such Corporate Issuers are obligated to pay federal income tax on their taxable income at the corporate tax rate and the amount of cash available for distribution by such Corporate Issuers would generally be reduced by any such tax. Additionally, distributions received by the Fund would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, potentially subject to the corporate dividends received deduction, return of capital, or capital gain). Thus, investment in Corporate Issuers could result in a reduction of the value of your investment in the Fund and lower income, as compared to investments in Partnership Issuers.

In addition, the Fund may invest in GP Stakes located outside of the U.S. or other non-U.S. portfolio company or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such GP Stakes or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such GP Stakes and thus on the Shareholders’ investment in the Fund. See “Tax Matters.”

Operational Risks Associated with Cybersecurity.    The Fund and its service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. For instance, cybersecurity breaches may interfere with the processing of Shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private Shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage.

Other Investment Companies Risk.    Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC. Such investments subject the Fund to the risks that apply to the other investment company, including market and selection risk, and may increase the Fund’s expenses to the extent the Fund pays fees, including investment advisory and administrative fees, charged by the other investment company. The success of the Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies to meet their investment objective.

A business development company (“BDC”), which is a type of closed-end fund, typically invests in small and medium-sized U.S. companies. A BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. The Small Business Credit Availability Act permits BDCs to adopt a lower asset coverage ratio, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks.

The Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the investment companies is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund Shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

Regulatory and Legal Risks.    U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its Shareholders.

Effects of Leverage [Table Text Block]

Leverage

The Fund may use leverage to the extent permitted by the 1940 Act. The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions (i.e., a credit facility), margin facilities, or the issuance of notes in an aggregate amount up to 331/3% of the Fund’s total assets, including any assets purchased with borrowed money, immediately after giving effect to the leverage. The Fund is also permitted to obtain leverage through the issuance of preferred shares in an aggregate amount up to 50% of the Fund’s total assets immediately after giving effect to the leverage. The Fund may also use leverage generated by reverse repurchase agreements, dollar rolls and similar transactions. The Fund may use leverage opportunistically and may use different types, combinations or amounts of leverage over time, based on the Adviser’s views concerning market conditions and investment opportunities. The Fund’s strategies relating to its use of leverage may not be successful, and the Fund’s use of leverage will cause the Fund’s NAV to be more volatile than it would otherwise be. There can be no guarantee that the Fund will leverage its assets or, to the extent the Fund does use leverage, what percentage of its assets such leverage will represent.

In addition, while any senior securities remain outstanding, the Fund generally must make provisions to prohibit any distribution to the Fund’s Shareholders or the repurchase of such securities or shares unless the Fund meets the applicable asset coverage ratio at the time of the distribution or repurchase.

GP Stakes may also use leverage in their investment activities. Borrowings by GP Stakes are not subject to the asset coverage requirement discussed above. Accordingly, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain GP Stakes and the volatility of the value of Shares may be great, especially during times of a “credit crunch” and/or general market turmoil, such as that experienced during late 2008 or at times during the global pandemic. In general, the use of leverage by GP Stakes or the Fund may increase the volatility of the GP Stakes or the Fund. See “Types of Investments and Related Risks — Leverage Risk.”

Effects of Leverage, Purpose [Text Block]

The Fund may use leverage to the extent permitted by the 1940 Act. The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions (i.e., a credit facility), margin facilities, or the issuance of notes in an aggregate amount up to 331/3% of the Fund’s total assets, including any assets purchased with borrowed money, immediately after giving effect to the leverage. The Fund is also permitted to obtain leverage through the issuance of preferred shares in an aggregate amount up to 50% of the Fund’s total assets immediately after giving effect to the leverage. The Fund may also use leverage generated by reverse repurchase agreements, dollar rolls and similar transactions. The Fund may use leverage opportunistically and may use different types, combinations or amounts of leverage over time, based on the Adviser’s views concerning market conditions and investment opportunities. The Fund’s strategies relating to its use of leverage may not be successful, and the Fund’s use of leverage will cause the Fund’s NAV to be more volatile than it would otherwise be. There can be no guarantee that the Fund will leverage its assets or, to the extent the Fund does use leverage, what percentage of its assets such leverage will represent.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE

Shares of Beneficial Interest

The Declaration of Trust authorizes the Fund’s issuance of an unlimited number of Shares of beneficial interest of each class. There is currently no market for Shares and the Fund does not expect that a market for Shares will develop in the foreseeable future. Pursuant to the Declaration of Trust and as permitted by Delaware law, Shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit incorporated in the State of Delaware and, therefore, generally will not be personally liable for the Fund’s debts or obligations.

Share Classes

The Fund is offering five classes of Shares: Class A, Class C, Class E, Class I and Class R. In the future, the Fund may offer other classes of Shares as well. Each additional class of Shares will have certain differing characteristics, particularly in terms of the sales charges that Shareholders in that class may bear, and the distribution fees and transfer agency fees that each class may be charged.

Shares

Under the terms of the Declaration of Trust, all Shares, when consideration for Shares is received by the Fund, will be fully paid and nonassessable. Distributions may be paid to Shareholders if, as and when authorized and declared by the Board. Except as otherwise provided by the Trustees, Shares will have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Fund, and will be freely transferable, except where their transfer is restricted by law or contract. The Declaration of Trust provides that the Board shall have the power to repurchase or redeem Shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each Share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution for the applicable class, subject to any preferential rights of holders of the Fund’s outstanding preferred Shares, if any. Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote. However, to the extent required by the 1940 Act or otherwise determined by the Board, classes of the Fund will vote separately from each other. Shareholders shall be entitled to vote on all matters on which a vote of Shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election of Trustees. Under the Declaration of Trust, the Fund is not required to hold annual meetings of Shareholders. The Fund only expects to hold Shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of Shareholders.

Preferred Shares and Other Securities

The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Shares (including preferred Shares, debt securities or other senior securities), by action of the Board without the approval of Shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit. The Fund does not intend to issue preferred Shares as of the date of this Prospectus.

Preferred Shares could be issued with rights and preferences that would adversely affect Shareholders. Preferred Shares could also be used as an anti-takeover device. Every issuance of preferred Shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of preferred Shares and before any distribution is made with respect to the Shares and before any purchase of Shares is made, the aggregate involuntary liquidation preference of such preferred Shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of preferred Shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred Shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred Shares.

Security Voting Rights [Text Block]	Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote. However, to the extent required by the 1940 Act or otherwise determined by the Board, classes of the Fund will vote separately from each other. Shareholders shall be entitled to vote on all matters on which a vote of Shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board.
Security Liquidation Rights [Text Block]	the aggregate involuntary liquidation preference of such preferred Shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price
Outstanding Securities [Table Text Block]

OUTSTANDING SECURITIES

The following table sets forth information about the Fund’s outstanding Shares as of June 1, 2026:

Title of Class	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding
Class A Shares of Beneficial Interest	Unlimited	None	None
Class C Shares of Beneficial Interest	Unlimited	None	None
Class E Shares of Beneficial Interest	Unlimited	None	None
Class I Shares of Beneficial Interest	Unlimited	None	None
Class R Shares of Beneficial Interest	Unlimited	None	None

Principal Risks of Investing in the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Principal Risks of Investing in the Fund

Active Investment Management Risk.    The risk that, if the investment decisions and strategy of the portfolio managers do not perform as expected, the Fund could underperform its peers or lose money. The Fund’s performance depends on the judgment of the portfolio managers about a variety of factors, such as markets, interest rates and/or the attractiveness, relative value, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The portfolio managers’ investment models may not adequately take into account certain factors, may perform differently than anticipated and may result in the Fund having a lower return than if the portfolio managers used another model or investment strategy. In addition, to the extent the Fund allocates a portion of its assets to specialist portfolio managers, the styles employed by the different portfolio managers may not be complementary, which could adversely affect the Fund’s performance.

Availability of Investment Opportunities.    The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Other investment vehicles sponsored, managed or advised by the Adviser and their affiliates may seek investment opportunities similar to those the Fund may be seeking. The Adviser will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles.

To the extent permitted by law, the Fund intends to co-invest in GP Stakes with other CAZ-advised funds and clients. The 1940 Act imposes significant limits on the ability of the Fund to co-invest with other CAZ-advised funds and clients. Affiliates of the Fund have received an exemptive order from the SEC that permits the Fund to co-invest alongside its affiliates in GP Stakes. However, the SEC exemptive order contains certain conditions that limit or restrict the Fund’s ability to participate in such GP Stakes. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment. Ultimately, an inability to receive the desired allocation to certain GP Stakes could represent a risk to the Fund’s ability to achieve the desired investment returns.

GP Stakes Risk.

Inability to Invest in GP Stakes.    In the event that the Fund is able to make investments in GP Stakes only at certain times, the Fund may invest any portion of its assets that are not invested in GP Stakes in money market securities, or other liquid assets pending investment in GP Stakes.

Regulation of Publicly Traded Funds.    Asset managers in which the Fund invests may manage publicly offered funds or privately offered funds. Managers of publicly offered funds are subject to greater regulation than managers of privately offered funds and may experience greater operating expenses and less flexibility due to such regulations.

Concentration of Investments.    The Adviser has broad discretion over the Fund’s investment program and may allocate all of the Fund’s assets to a limited number of GP Stakes. There is no guaranty that any GP Stake will itself have appropriate levels of diversification.

Lack of Operating History.    Some of the GP Stake may not have commenced or may have only recently commenced operations and, accordingly, may have no operating history upon which the Adviser may evaluate its likely performance. The past performance of previous investments of affiliates of a GP Stake cannot be relied upon as indicators of the performance or success of such GP Stake.

Lack of Transparency.    The Adviser will endeavor to monitor each GP Stake and GP Stake Sponsor, as applicable, routinely, but the Adviser is unlikely to have access to information about the underlying portfolio positions of the Fund’s investments in each GP Stake on a regular basis, if applicable. Investors in a GP Stake, moreover, typically have no right to demand such information of the managers. Accordingly, the Adviser will not be in a position to analyze or respond to developments within any GP Stake unless and until information relating thereto is disseminated by the applicable GP Stake or GP Stake Sponsor to the GP Stake’s investors, including, directly or indirectly, the Fund. Such information may not necessarily be timely or complete.

Risk Associated with Unspecified Investments.    Investors in the GP Stakes, including the Fund, will be relying on the ability of the issuers of GP Stakes and GP Stake Sponsors, as applicable, to identify, select, develop and realize investments and business opportunities. Even if the investments and business ventures of the GP Stakes are successful, they may not produce a realized return to the Fund, and in turn to the Shareholders, for a period of several years.

Dependence on Key Personnel.    The success of each GP Stake and, in turn, the Fund, depends significantly on the applicable GP Stake’s and, if applicable, the relevant GP Stake Sponsor’s key personnel. Each GP Stake and GP Stake Sponsor will be relying extensively on the experience, relationships and expertise of these key personnel. There can be no assurance that these individuals will remain in the employment of a GP Stake or GP Stake Sponsor, or otherwise continue to be able to carry on their current duties throughout the term of such GP Stake. Certain of the key personnel, in addition to their responsibilities on behalf of a GP Stake, have responsibility for other investment activities.

Lack of Control Over GP Stake Policies.    The management, financing and disposition policies of each GP Stake are determined by the management team of such GP Stake, including, if applicable, the relevant GP Stake Sponsor. These policies may be changed at the discretion of such persons without a vote of the investors in the GP Stake, and any such changes could be detrimental to the value of the GP Stake. The investors in a GP Stake will have no right to participate in the day-to-day operation of such GP Stake, including investment and disposition decisions and decisions regarding the operation of portfolio companies. The Fund will have limited voting rights under the GP Stake’s governing documents.

Indemnification of each GP Stake Sponsor.    As an investor in each GP Stake, the Fund may be required to directly or indirectly indemnify any applicable GP Stake Sponsor and certain other persons as set forth in the applicable governing documents from any liability, damage, cost, or expense arising out of, among other things, certain acts or omissions relating to the offer or sale of interests in the applicable GP Stake. Each GP Stake Sponsor has broad indemnification rights and limitations on liability.

Potential Inability to Meet Investment Objective.    There can be no assurance that the investment strategies employed by a GP Stake will be successful. A GP Stake’s prior performance, or the prior performance of any relevant sponsor, cannot be used to predict future profitability of any GP Stake.

Failure to Make Capital Contributions.    If the Fund fails to make capital contributions to a GP Stake when due, the Fund will likely be subject to various penalties, including the possibility of forfeiture of some or all of the Fund’s prior capital contributions to such GP Stake. The Fund intends to take any necessary action to prevent its failure to make its capital commitments when due to any GP Stake.

Multiple Levels of Expense.    Certain of the GP Stakes may impose operating costs, fees and expenses, performance fees or allocations on realized and unrealized appreciation and other income, and carried interest distributions. This will result in greater expense and lesser return on investment than if such fees were not charged.

No Assurance of Profit, Cash Distribution, or Appreciation.    There is no assurance that the GP Stakes will be profitable, or that any distribution will be made by the Fund. Any return on investment will depend on the successful investments made by and/or the successful business ventures of the GP Stakes. There is no assurance that such investments will be successful. The marketability and value of any GP Stake will depend upon many factors beyond the control of the Adviser. The GP Stakes may be illiquid. Illiquidity may result from the absence of an established market for the GP Stakes, as well as legal, contractual or other restrictions on their resale by the GP Stake. Dispositions of GP Stakes may be subject to contractual and other limitations on transfer or other restrictions that would interfere with subsequent sales of such investments or adversely affect the terms that could be obtained upon any disposition thereof. In addition, the ability to exit a GP Stake through the public markets will depend on market conditions. In some cases, GP Stakes may be long-term in nature, and may require many years from the date of initial investment before disposition. The possibility of partial or total loss of capital will exist, and investors should not hold Shares of the Fund unless they can readily bear the consequences of such loss.

Subjective Valuations.    A GP Stake, and any investments made in turn by such GP Stake, may consist of securities for which there is no public market valuation. The valuation of these investments will be made by the Adviser and may have a significant effect on the NAV of the Fund. The illiquid nature of these non-publicly traded securities, and the inherently more subjective and imprecise nature of the valuation process for such illiquid securities, creates a greater possibility that significant changes in value could occur during the investment year (than is otherwise the case with publicly traded stocks).

Competition.    There is currently, and will likely continue to be, competition for investment opportunities by investment vehicles and others with investment objectives and strategies identical or similar to certain of the GP Stakes’ investment objectives and strategies as well as by strategic investors. There can be no assurance that any GP Stake Sponsor or the management team of such GP Stake will be able to locate and complete investments which satisfy the GP Stake’s rate of return objectives or realize upon their values or that any GP Stake will be able to invest fully its committed capital, if applicable.

Private Equity Investments.    Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also co-invest directly in an operating company in conjunction with another fund. The investments held by GP Stakes and direct investments made by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

The regulatory environment for private investment funds continues to evolve, and changes in the regulation of private investment funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of private investment funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Adviser’s legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Adviser’s business. There can be no assurances that the Fund or the Adviser will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

Growth Investing Style Risk.    If the Adviser incorrectly assesses an issuer’s prospects for growth or how other investors will value the issuer’s growth, then the value of the issuer’s securities may decrease, or may not increase to the level anticipated by the Adviser. In addition, growth investments may be more volatile than other investments. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other funds that use different investing styles.

“J-Curve” Performance Risk.    Investment Funds typically exhibit “J-curve” performance, such that an Investment Fund’s net asset value typically declines during the early portion of the Investment Fund’s lifecycle as investment-related fees and expenses accrue prior to the realization of investment gains. As the Investment Fund matures and as the Investment Fund’s assets are sold, the Adviser believes that the pattern typically reverses with increasing net asset value and distributions. There can be no assurance, however, that any or all the Investment Funds in which the Fund invests will exhibit this pattern of investment returns.

Market Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities or other investments may decline in value due to factors affecting securities markets generally or individual issuers. The value of a security or other investment may change in value due to general market conditions that are not related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest, or currency rates or adverse investor sentiment generally as well as global trade policies and political unrest or uncertainties. The value of a security or other investment may also change in value due to factors that affect an individual issuer, including data breaches and cybersecurity attacks, or a particular sector or industry. During a general downturn in the securities or other markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance. Any market disruptions, including those arising out of geopolitical events (including wars, military conflicts, imposition of sanctions, tariffs or other governmental restrictions, pandemics and epidemics) or natural/environmental disasters, could also prevent the Fund from executing advantageous investment decisions in a timely manner. The adverse impact of any one or more of these events on the market value of Fund investments could be significant and cause losses. A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete repurchases, and adversely impact Fund performance.

Concentration of Investments.    The Fund will be concentrated (i.e., more than 25% of the value of the Fund’s assets) in securities of issuers having their principal business activities in the asset management industry. The Adviser may allocate all of the Fund’s assets to a limited number of GP Stakes. There is no guaranty that any GP Stake will itself have appropriate levels of diversification.

Geographic Concentration Risks.    The Fund may invest a portion of its assets in GP Stakes that have exposure to investments in specific geographic regions, such as the North America, Europe or Asia. This focus may constrain the liquidity and the number of portfolio companies available for investment by such GP Stakes. In addition, the investments of such a GP Stake will be disproportionately exposed to the risks associated with the region of concentration.

Sector Concentration Risk.    The Fund may invest a portion of its assets in GP Stakes that have exposure to investments in specific industry sectors, including the real estate sector. This focus may constrain the liquidity and the number of portfolio companies available for investment by such GP Stake. In addition, the investments of such a GP Stake will be disproportionately exposed to the risks associated with the industry sectors of concentration.

Infrastructure Sector Risk.    The Fund may invest a portion of its assets in GP Stakes that have exposure to infrastructure. Infrastructure asset investments (“Infrastructure Assets”) may be subject to a variety of risks, not all of which can be foreseen or quantified, including: (i) the burdens of ownership of infrastructure: (ii) local, national and international political and economic conditions; (iii) the supply and demand for services from and access to infrastructure; (iv) the financial condition of users and suppliers of Infrastructure Assets; (v) changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of Infrastructure Assets difficult or impracticable; (vi) changes in regulations, planning laws and other governmental rules; (vii) changes in fiscal and monetary policies; (viii) under-insured or uninsurable losses, such as force majeure acts and terrorist events; (ix) reduced investment in public and private infrastructure projects; and (x) other factors which are beyond the reasonable control of the Fund. Many of the foregoing factors could cause fluctuations in usage, expenses and revenues, causing the value of investments to decline and a material adverse effect on the Fund’s performance.

Real Estate Sector Risk.    The Fund may invest a portion of its assets in GP Stakes that have exposure to real estate. Risks related to real estate exposure include, among others: possible declines in the value of (or income generated by) real estate; risks related to general and local economic conditions; fluctuations in occupancy levels and demand for properties or real estate-related services; changes in the availability or terms of mortgages and other financing that may render the sale or refinancing of properties difficult or unattractive; variations in rental income, neighborhood values or the appeal of property to tenants; limits on rents; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. In addition, real estate industry companies that hold mortgages may be affected by the quality of any credit extended. Real estate values or income generated by real estate may be adversely affected by many additional factors, including: the over-supply of and reduced demand for real estate rentals and sales; demographic trends, such as population shifts or changing tastes and preferences (such as for remote work arrangements); the attractiveness, type and location of the property; increased maintenance or tenant improvement costs and costs to convert properties for other uses; and the financial condition of tenants, buyers and sellers, and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all. Real estate industry companies, including public and private real estate investment trusts (“REITs”) and private real estate investment funds, are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Real estate industry companies whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The real estate industry is particularly sensitive to economic downturns, and companies in the real estate industry may be highly leveraged and, thus, subject to increased risks for investors. The values of securities of companies in the real estate industry may go through cycles of relative under-performance and out-performance in comparison to equity securities markets in general. Additionally, a REIT could fail to qualify for tax free pass-through of its income under the Code or fail to maintain its exemption from registration under the 1940 Act, which could produce adverse economic consequences for the REIT and its investors, including the Fund.

Real Assets Investments Risk.    The Fund may invest a portion of its assets in GP Stakes with exposure to securities and credit instruments associated with real assets, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) changes in environmental, governmental and other regulations; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) surplus capacity and depletion concerns; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

First Lien Senior Secured Loans, Second Lien Senior Secured Loans and Unitranche Debt.    The Fund’s GP Stakes may have exposure to first lien senior secured loans, second lien senior secured loans, and unitranche debt. There is a risk that the collateral securing first lien senior secured loans, second lien senior secured loans, and unitranche debt of portfolio companies may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. To the extent a debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, the lien may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Loans that are under-collateralized involve a greater risk of loss. Consequently, the fact that a loan is secured does not guarantee that we will receive principal and interest payments according to the loan’s terms, or at all, or that we will be able to collect on the loan should the remedies be enforced. Finally, particularly with respect to a unitranche debt structure, unitranche debt will generally have higher leverage levels than a standard first lien term loan.

Mezzanine Investments Risk.    The Fund’s GP Stakes may have exposure to mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to six years. Mezzanine investments are usually unsecured and subordinate to other debt obligations of an issuer.

Foreign Investments Risk.    Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid, more volatile and more difficult to value than securities of U.S. issuers. Foreign investments may be affected by the following:

•        changes in currency exchange rates;

•        changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations;

•        increased volatility;

•        substantially less volume on foreign stock markets and other securities markets;

•        higher commissions and dealer mark-ups;

•        inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement;

•        less uniform accounting, auditing and financial reporting standards;

•        less publicly available information about a foreign issuer or borrower;

•        less government regulation and oversight;

•        unfavorable foreign tax laws;

•        political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions);

•        differences in individual foreign economies; and

•        geopolitical events (including wars, military conflicts, imposition of sanctions, tariffs or other governmental restrictions, pandemics and epidemics) that may disrupt securities markets and adversely affect global economies and markets.

Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. These types of measures may include, but are not limited to, banning a sanctioned country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities, or persons. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country or companies located in or economically tied to the sanctioned country, devaluation of the sanctioned country’s currency, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance.

Regional/Country Focus Risk.    To the extent that the Fund focuses its investments in a particular geographic region or country, the Fund may be subject to increased currency, political, social, environmental, regulatory and other risks not typically associated with investing in a larger number of regions or countries. In addition, certain foreign economies may themselves be focused in particular industries or more vulnerable to political changes than the U.S. economy, which may have a pronounced impact on the Fund’s investments. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments. Regional and country focus risk is heightened in emerging markets.

The following sets forth additional information regarding risks associated with investing in certain regions/countries:

Investments in Asian Securities — Certain Asian economies have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. During the global recession that began in 2009, many of the export-driven Asian economies experienced the effects of the economic slowdown in the United States and Europe, and certain Asian governments implemented stimulus plans, low-rate monetary policies and currency devaluations. Economic events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the Fund invests. Many Asian countries are subject to political risk, including corruption and regional conflict with neighboring countries. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions.

China Investments Risk.    Investment in Chinese issuers subjects the Fund to risks specific to China. China may be subject to significant economic, political and social instability. China is an emerging market and has demonstrated significantly higher volatility from time to time in comparison to developed markets. Investments in securities of Chinese issuers, including issuers located outside of China that generate significant revenues from China, involve certain risks and considerations not typically associated with investments in the U.S. securities markets. These risks include: (i) the risk of more frequent (and potentially widespread) government interventions with respect to Chinese issuers, resulting in liquidity risk, price volatility, greater market execution risk, and valuation risk; (ii) the risk of currency fluctuations, currency non-convertibility, currency revaluations and other currency exchange rate fluctuations or blockage; (iii) the risk of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation; (iv) the risk of losses due to expropriation, nationalization, or confiscation of assets and property, the imposition of restrictions on foreign investments and on repatriation of capital invested; (v) the risk that the Chinese government may decide not to continue to support economic reform programs; (vi) the risk of limitations on the use of brokers; (vii) the risk of interest rate fluctuations and higher rates of inflation; (viii) the risk that the U.S. government or other governments may sanction Chinese issuers or otherwise prohibit U.S. persons (such as the Fund) from investing in certain Chinese issuers; and (ix) the risk of market volatility caused by any potential regional or territorial conflicts, including military conflicts, or natural or other disasters. In addition, the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, interest rates, allocation of resources and capital reinvestment, among others. China has privatized, or has begun a process of privatizing, certain entities and industries. Newly privatized companies may face strong competition from government-sponsored competitors that have not been privatized. In some instances, investors in newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or changing regulatory and legal standards or, in some cases, due to renationalization of such privatized entities. There is no assurance that similar losses will not recur. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. The Chinese government may do so in the future as well, potentially having a significant adverse effect on economic conditions in China. Segments of China’s private debt markets (e.g., non-investment grade debt or “junk bonds”) may at times become relatively concentrated by a limited number of large issuers in one or more industries (e.g., real estate). The default or threat of default by one or more such large issuers could have adverse consequences on other issuers in such industries or related industries.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in the Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. It is unclear whether further tariffs and sanctions may be imposed or other escalating actions may be taken in the future, which could negatively impact the Fund. An outbreak of an infectious illness or public health threat, such as the coronavirus, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy and other economies around the world, which in turn could adversely affect the Fund’s investments.

The U.S. government may occasionally place restrictions on investments in Chinese companies. For example, a rulemaking implemented by the Department of the Treasury’s Office of Foreign Assets Control prohibits U.S. persons from purchasing or selling publicly traded securities (including publicly traded securities that are derivative of, or are designed to provide exposure to, such securities) of any Chinese company identified as a Chinese Military Industrial Complex Company (“OFAC Rules”). A number of Chinese issuers have been designated under this program and more could be added. Certain implementation matters related to the scope of, and compliance with, the OFAC Rules have not yet been fully resolved, and the ultimate application and enforcement of the OFAC Rules may change. As a result, the OFAC Rules and related guidance may significantly reduce the liquidity of such securities, force the Fund to sell certain positions at inopportune times or for un-favorable prices, and restrict future investments by the Fund.

Illiquid and Restricted Securities Risks.    The Fund may invest in illiquid securities, subject to the requirements under Rule 23c-3(b)(10) of the 1940 Act. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities including, but not limited to if qualified institutional buyers are unwilling to purchase these securities.

Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. To dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. In either case, the Fund would bear market risks during that period. Liquidity risk may impact the Fund’s ability to meet Shareholder repurchase requests and as a result, the Fund may be forced to sell securities at inopportune prices.

Certain instruments are not readily marketable and may be subject to restrictions on resale. Instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the instruments in which the Fund will invest. Where a secondary market exists, the market for some instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, dealer inventories of certain securities are at historic lows in relation to market size, which indicates a potential for reduced liquidity as dealers may be less able to “make markets” for certain securities.

Leverage Risk.    Certain transactions, including to-be-announced investments and other when-issued, delayed delivery or forward commitment transactions, involve a form of leverage. Transactions involving leverage provide investment exposure in an amount exceeding the initial investment. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Certain derivatives have the potential to cause unlimited losses for the Fund, regardless of the size of the initial investment. Leverage may also cause the Fund’s NAV to be more volatile than if the Fund had not been leveraged, as relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet margin or collateral requirements when it may not be advantageous to do so.

Daily Valuation Risk.    The Fund is offered on a daily basis and calculates a daily NAV per Share. The Adviser seeks to evaluate on a daily basis material information about the Fund’s holdings; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase Shares may receive more or less Shares and investors who tender their Shares may receive more or less cash proceeds than they otherwise would receive.

Valuation of Private Investments Risk.    Generally, the Fund’s ownership interests in private investments are not publicly traded and the Fund will use a third party pricing service or internal pricing methodologies to provide pricing information for certain private investments. The value of loans, securities and other investments that are not publicly traded may not be readily determinable, and the Valuation Designee will value these investments at fair value as determined in good faith pursuant to the Valuation Procedures, including to reflect significant events affecting the value of the Fund’s investments. The Fund may only value GP Stakes at NAV if permitted by applicable accounting standards. Many of the Fund’s investments may be classified as Level 3 under Topic 820 of the U.S. Financial Accounting Standards Board’s Accounting Standards Codification, as amended, Fair Value Measurements and Disclosures (“ASC Topic 820”). This means that the Fund’s portfolio valuations will be based on significant unobservable inputs and the Fund’s own assumptions about how market participants would price the asset or liability in question. The Fund expects that inputs into the determination of fair value of the Fund’s portfolio investments will require significant judgment or estimation. Even if observable market data are available, such information may be the result of consensus pricing information or broker quotes, which include a disclaimer that the broker would not be held to such a price in an actual transaction. The non-binding nature of consensus pricing and/or quotes accompanied by disclaimers materially reduces the reliability of such information. The valuation of the Fund’s investments in GP Stakes is ordinarily determined based upon valuations provided by the Investment Managers on a quarterly basis. Although such valuations are provided on a quarterly basis, the Fund will provide valuations, and will issue Shares, on a daily basis. An Investment Manager may face a conflict of interest in valuing the securities, as their value may affect the Investment Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Manager, the accuracy of the valuations provided by the Investment Managers, that the Investment Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Managers’ policies and procedures and systems will not change without notice to the Fund. As a result, an Investment Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities. The types of factors that the Valuation Designee may take into account in determining the fair value of the Fund’s investments generally include, as appropriate, comparison to publicly-traded securities and private market transactions, including such factors as revenue level, profitability, operating cash flow, revenue and income growth, and leverage. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Valuation Designee’s determinations of fair value may differ materially from the values that would have been used if a ready market for its investments existed. The Fund’s net asset value could be adversely affected if the Valuation Designee’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such loans and securities.

Valuations Subject to Adjustment.    The Fund determines its daily net asset value based upon the quarterly valuations reported by the GP Stakes, which may not reflect market or other events occurring subsequent to the quarter-end. The Valuation Designee will fair value the Fund’s holdings in GP Stakes to reflect such events, consistent with its valuation policies; however, there is no guarantee the Valuation Designee will correctly fair value such investments. Additionally, the valuations reported by GP Stakes may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the GP Stakes may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the GP Stakes or revisions to the net asset value of a GP Stake or direct private equity investment adversely affect the Fund’s net asset value, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Indemnification of GP Stakes, Investment Managers and Others.    The Fund may agree to indemnify certain of the GP Stakes and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of GP Stakes. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.

General Risks of Secondary Investments.    The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to carve out from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires a GP Stake interest as a Secondary Investment, the Fund will generally not have the ability to modify or amend such GP Stake’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be greater than those relating to Primary Investments.

Where the Fund acquires a GP Stake interest as a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant GP Stake and, subsequently, that GP Stake recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such GP Stake. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the GP Stake, there can be no assurance that the Fund would have such right or prevail in any such claim.

The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including, among other things: (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

Force Majeure Risk.    GP Stakes may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including a GP Stake or a counterparty to the Fund or a GP Stake) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to a GP Stake or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more GP Stakes or its assets, could result in a loss to the Fund, including if its investment in such a GP Stake is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

Nature of Portfolio Companies.    The GP Stakes will include direct and indirect investments in various companies, ventures and businesses. This may include portfolio companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies.

Non-Diversification Risk — The Fund is non-diversified, which means it is permitted to invest a greater portion of its assets in a smaller number of issuers than a “diversified” fund. For this reason, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may result in a greater risk of loss. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.

New Fund Risk.    The Fund has no operating history and, as a result, the Fund’s performance may not reflect how the Fund may be expected to perform over the long term. In addition, prospective investors have a limited track record and history on which to base their investment decisions. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to default risk, which is the risk that the U.S. Treasury will be unable to meet its payment obligations.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Valuation Risks.    Investors who purchase shares of the Fund on, or whose repurchase requests are valued on, days when the Fund is holding instruments that have been fair valued may receive fewer or more shares or lower or higher repurchase proceeds than they would have received if the instruments had not been fair valued or if the Valuation Designee had employed an alternate valuation methodology. Such risks may be more pronounced in a rising interest rate environment and/or an environment of increased equity market volatility, and, to the extent the Fund holds a significant percentage of fair valued or otherwise difficult to value securities, it may be particularly susceptible to the risks associated with valuation. For additional information about valuation determinations, see “Determination of Net Asset Value” below. Portions of the Fund’s portfolio that are fair valued or difficult to value vary from time to time. The Fund’s shareholder reports (when available) contain detailed information about the Fund’s holdings that are fair valued or difficult to value, including values of such holdings as of the dates of the reports.

Closed-end Interval Fund; Liquidity Risk.    The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. You should not invest in the Fund if you need a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV (minus any applicable early repurchase fee), the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. If Shareholders tender for repurchase more than the repurchase offer amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional number of Shares not to exceed 2% of the outstanding Shares of the Fund on the repurchase request deadline (i.e., the date by which Shareholders can tender their Shares in response to a repurchase offer) (the “Repurchase Request Deadline”). In connection with any given repurchase offer, the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

Repurchase Risks.    As described under “Repurchases of Shares,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV (minus any applicable early repurchase fee), pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of their Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. See “Repurchases of Shares.”

Substantial Repurchases.    Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the net asset value of the Fund. To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain more liquid investments, the Fund will thereafter hold a larger proportion of its assets in illiquid investments. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of Shareholders or to conduct future repurchases at all. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratios.

Possible Exclusion of a Shareholder Based on Certain Detrimental Effects.    The Fund may repurchase and/or redeem Shares in accordance with the terms of its Agreement and Declaration of Trust and subject to the 1940 Act and the rules thereunder, including Rules 23c-1 and 23c-2, held by a Shareholder or other person acquiring Shares from or through a Shareholder, if:

•        ownership of the Shares by the Shareholder or other person likely will cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

•        continued ownership of the Shares by the Shareholder or other person may be harmful or injurious to the business or reputation of the Fund, the Board of Trustees, the Adviser or any of their affiliates, or may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences, provided that any involuntary redemption would be conducted in accordance with Rule 23c-2;

•        any of the representations and warranties made by the Shareholder or other person in connection with the acquisition of the Shares was not true when made or has ceased to be true;

•        the Shareholder is subject to special regulatory or compliance requirements, such as those imposed by the U.S. Bank Holding Company Act of 1956, as amended, certain Federal Communications Commission regulations, or ERISA (as hereinafter defined) (collectively, “Special Laws or Regulations”), and the Fund determines that the Shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold the Shares;

•        the beneficial owner’s estate submits a tender request and proof of owner’s death; or

•        the disabled beneficial owner’s legal representative submits tender request and proof of qualified disability.

The effect of these provisions may be to deprive an investor in the Fund of an opportunity for a return even though other investors in the Fund might enjoy such a return.

Use of Cash or Money Market Investments.    The Fund may participate in a cash sweep program whereby the Fund’s uninvested cash balance is used to purchase shares of affiliated or unaffiliated money market funds or cash management pooled investment vehicles at the end of each day. To the extent the Fund invests its uninvested cash through a sweep program, it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash. The Fund may also invest some or all of its assets in cash, high quality money market instruments (including, but not limited to U.S. government securities, bank obligations, commercial paper and repurchase agreements involving the foregoing securities) and shares of money market funds for temporary defensive purposes in response to adverse market, economic or political conditions. In addition, the Fund may invest some of its assets in these instruments to maintain liquidity or in response to atypical circumstances such as unusually large cash inflows or repurchases. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy. As a result, there is no assurance that the Fund will achieve its investment objective and it may lose the benefit of market upswings.

Credit Risk.    Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Periods of market volatility may increase credit risk.

Interest Rate Risk.    The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. A wide variety of factors can cause interest rates to rise, including central bank monetary policies, inflation rates, governmental actions and other factors. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value. Actions taken by the Federal Reserve Board or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, may adversely affect markets, which could, in turn, negatively impact Fund performance.

Secondary Transactions Risk.    With respect to purchases of securities pursuant to purchase agreements that the Fund will enter into for secondary transactions with eligible securityholders of GP Stakes, the Fund may be subject to the risk that the Fund may not timely obtain required approvals or waivers of contractual transfer restrictions following the execution of a purchase agreement. Typically, the transfer restriction that the Fund will require a waiver of after the signing of a purchase agreement is the issuer’s right of first refusal (“ROFR”) for the issuer to purchase the securities that the Fund seeks to acquire pursuant to the purchase agreement. While the Fund expects that it will be able to obtain required approvals or waivers of contractual transfer restrictions generally within two weeks of executing a purchase agreement, there may be cases in which it may take the Fund longer than two weeks to obtain the requested approval or waiver. The Fund will generally structure its purchase agreements for the acquisition of securities issued by GP Stakes to provide that approval of the transfer of securities or waiver of the transfer restrictions must be obtained within 35 days from the date of the execution. The purchase agreements will generally provide that in any such case, the agreement will terminate automatically if (i) approval of the transfer of securities or waiver of the transfer restrictions is not obtained within 35 days from the signing of the purchase agreement, or (ii) the closing of the purchase agreement, which is completed upon the wiring and receipt of the funds and the Fund receiving written notice of the recording of the transfer of the securities on the books and records of the issuer of the subject securities, does not occur within 35 days from the signing of the purchase agreement. These purchase agreements will not be treated as forward contracts (included in the definition of “derivatives transaction” in Rule 18f-4(a) under the 1940 Act), nor as unfunded commitment agreements described in Rule 18f-4(e).

With respect to purchase agreements that are subject to transfer restrictions (such as a ROFR) at the time of signing, the Fund concludes that it would be appropriate to record the purchase at the time when any and all transfer restrictions have been satisfied. Investors in the Shares should understand that the Fund’s conclusion is subject to different interpretations by regulatory agencies, courts and other bodies having oversight authority. If one or more of these authorities reach a different conclusion as it pertains to recognition of purchase agreements, it could result in the Fund misstating the value of its assets.

Derivatives Risk.    The Fund and GP Stakes may use derivatives for investment purposes and/or for hedging purposes, including anticipatory hedges (i.e., the practice of establishing a hedge to mitigate risk before the investment has been finalized). Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Successful use of derivative instruments by the Fund or a GP Stake depends on the Adviser’s or Investment Manager’s judgment with respect to a number of factors and the Fund’s performance may be worse and/or more volatile than if it had not used these instruments. Derivatives may involve significant risks, including:

•        Counterparty/Credit Risk — the risk that the party on the other side of the transaction will be unable to honor its financial obligation to the Fund or a GP Stake.

•        Currency Risk — the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

•        Leverage Risk — the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

•        Market Risk — the risk from potential adverse market movements in relation to the Fund’s derivatives positions, or the risk that markets could experience a change in volatility that adversely impacts Fund returns and the Fund’s obligations and exposures.

•        Liquidity Risk — the risk that certain investments may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth, which could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately, and the risk that the Fund may not be able to meet margin and payment requirements and maintain a derivatives position.

•        Index Risk — if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index. For this reason, the Fund’s investment in these instruments may decline significantly in value if index levels move in a way that is not anticipated.

•        Operational and Legal Risk — the risk that certain investments may involve risk of operational issues such as documentation issues, settlement issues, system failures, inadequate controls and human error, and the risk of insufficient capacity or authority of a derivatives counterparty and risk related to the legality or enforceability of a derivatives trading contract.

•        Regulatory Risk — Government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

•        Short Position Risk — The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument which could cause the Fund to suffer a (potentially unlimited) loss.

•        Tax Risk — the tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset. The use of derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments, and could impair the ability of the Fund to use derivatives when it wishes to do so.

Futures and Options Risk.    An option is an agreement that, for a premium payment or fee, gives the purchaser the right but not the obligation to buy or sell the underlying asset at a specified price during a period of time or on a specified date, or receive a cash settlement payment. A future is a contract that obligates the purchaser to take delivery, and the seller to make delivery, of a specific amount of an asset at a specified future date at a specified price, or make a cash settlement payment. Futures and options are subject to the risk that the Adviser may incorrectly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors that may affect the value of the underlying asset. Futures and options may be more volatile than direct investments in the securities underlying the futures and options and may not correlate perfectly to the underlying securities. Futures and options also involve additional expenses as compared to investing directly in the underlying securities, which could reduce any benefit or increase any loss to the Fund from using the strategy. Futures and options may also involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options transactions may be effected on securities exchanges or, in the case of certain options, in the over-the-counter market. When options are purchased over-the-counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the contract. Futures and options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position or valuing the contract. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

Commodities Related Investments Risk.    GP Stakes may have exposure to commodity related securities or commodity-linked derivative instruments that may subject such GP Stakes to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Volatility in the commodities markets may result in rapid and substantial changes (positive or negative) in the value of the Fund’s holdings. The value of commodity related securities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, lack of liquidity, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political, regulatory and market developments, as well as the participation in the commodities markets of speculators. Certain commodity-linked securities in which the Fund may invest may be issued by companies in the financial services sector, and events affecting the financial services sector may also cause the Fund’s share value to fluctuate. The frequency and magnitude of such changes cannot be predicted. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in commodities futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Mortgage-Related Instruments Risk.    The mortgage-related assets in which GP Stakes may have exposure to include, but are not limited to, any security, instrument or other asset that is related to U.S. or non-U.S. mortgages, including those issued by private originators or issuers, or issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities or by non-U.S. governments or authorities, such as, without limitation, assets representing interests in, collateralized or backed by, or whose values are determined in whole or in part by reference to any number of mortgages or pools of mortgages or the payment experience of such mortgages or pools of mortgages.

Mortgage-related instruments represent interests in “pools” of mortgages and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments.

Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money.

The mortgage markets in the United States and in various foreign countries have experienced extreme difficulties in the past that adversely affected the performance and market value of certain mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Active Investment Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Active Investment Management Risk.    The risk that, if the investment decisions and strategy of the portfolio managers do not perform as expected, the Fund could underperform its peers or lose money. The Fund’s performance depends on the judgment of the portfolio managers about a variety of factors, such as markets, interest rates and/or the attractiveness, relative value, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The portfolio managers’ investment models may not adequately take into account certain factors, may perform differently than anticipated and may result in the Fund having a lower return than if the portfolio managers used another model or investment strategy. In addition, to the extent the Fund allocates a portion of its assets to specialist portfolio managers, the styles employed by the different portfolio managers may not be complementary, which could adversely affect the Fund’s performance.

Availability of Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Availability of Investment Opportunities.    The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Other investment vehicles sponsored, managed or advised by the Adviser and their affiliates may seek investment opportunities similar to those the Fund may be seeking. The Adviser will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles.

To the extent permitted by law, the Fund intends to co-invest in GP Stakes with other CAZ-advised funds and clients. The 1940 Act imposes significant limits on the ability of the Fund to co-invest with other CAZ-advised funds and clients. Affiliates of the Fund have received an exemptive order from the SEC that permits the Fund to co-invest alongside its affiliates in GP Stakes. However, the SEC exemptive order contains certain conditions that limit or restrict the Fund’s ability to participate in such GP Stakes. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment. Ultimately, an inability to receive the desired allocation to certain GP Stakes could represent a risk to the Fund’s ability to achieve the desired investment returns.

GP Stakes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

GP Stakes Risk.

Inability to Invest in GP Stakes.    In the event that the Fund is able to make investments in GP Stakes only at certain times, the Fund may invest any portion of its assets that are not invested in GP Stakes in money market securities, or other liquid assets pending investment in GP Stakes.

Regulation of Publicly Traded Funds.    Asset managers in which the Fund invests may manage publicly offered funds or privately offered funds. Managers of publicly offered funds are subject to greater regulation than managers of privately offered funds and may experience greater operating expenses and less flexibility due to such regulations.

Concentration of Investments.    The Adviser has broad discretion over the Fund’s investment program and may allocate all of the Fund’s assets to a limited number of GP Stakes. There is no guaranty that any GP Stake will itself have appropriate levels of diversification.

Lack of Operating History.    Some of the GP Stake may not have commenced or may have only recently commenced operations and, accordingly, may have no operating history upon which the Adviser may evaluate its likely performance. The past performance of previous investments of affiliates of a GP Stake cannot be relied upon as indicators of the performance or success of such GP Stake.

Lack of Transparency.    The Adviser will endeavor to monitor each GP Stake and GP Stake Sponsor, as applicable, routinely, but the Adviser is unlikely to have access to information about the underlying portfolio positions of the Fund’s investments in each GP Stake on a regular basis, if applicable. Investors in a GP Stake, moreover, typically have no right to demand such information of the managers. Accordingly, the Adviser will not be in a position to analyze or respond to developments within any GP Stake unless and until information relating thereto is disseminated by the applicable GP Stake or GP Stake Sponsor to the GP Stake’s investors, including, directly or indirectly, the Fund. Such information may not necessarily be timely or complete.

Risk Associated with Unspecified Investments.    Investors in the GP Stakes, including the Fund, will be relying on the ability of the issuers of GP Stakes and GP Stake Sponsors, as applicable, to identify, select, develop and realize investments and business opportunities. Even if the investments and business ventures of the GP Stakes are successful, they may not produce a realized return to the Fund, and in turn to the Shareholders, for a period of several years.

Dependence on Key Personnel.    The success of each GP Stake and, in turn, the Fund, depends significantly on the applicable GP Stake’s and, if applicable, the relevant GP Stake Sponsor’s key personnel. Each GP Stake and GP Stake Sponsor will be relying extensively on the experience, relationships and expertise of these key personnel. There can be no assurance that these individuals will remain in the employment of a GP Stake or GP Stake Sponsor, or otherwise continue to be able to carry on their current duties throughout the term of such GP Stake. Certain of the key personnel, in addition to their responsibilities on behalf of a GP Stake, have responsibility for other investment activities.

Lack of Control Over GP Stake Policies.    The management, financing and disposition policies of each GP Stake are determined by the management team of such GP Stake, including, if applicable, the relevant GP Stake Sponsor. These policies may be changed at the discretion of such persons without a vote of the investors in the GP Stake, and any such changes could be detrimental to the value of the GP Stake. The investors in a GP Stake will have no right to participate in the day-to-day operation of such GP Stake, including investment and disposition decisions and decisions regarding the operation of portfolio companies. The Fund will have limited voting rights under the GP Stake’s governing documents.

Indemnification of each GP Stake Sponsor.    As an investor in each GP Stake, the Fund may be required to directly or indirectly indemnify any applicable GP Stake Sponsor and certain other persons as set forth in the applicable governing documents from any liability, damage, cost, or expense arising out of, among other things, certain acts or omissions relating to the offer or sale of interests in the applicable GP Stake. Each GP Stake Sponsor has broad indemnification rights and limitations on liability.

Potential Inability to Meet Investment Objective.    There can be no assurance that the investment strategies employed by a GP Stake will be successful. A GP Stake’s prior performance, or the prior performance of any relevant sponsor, cannot be used to predict future profitability of any GP Stake.

Failure to Make Capital Contributions.    If the Fund fails to make capital contributions to a GP Stake when due, the Fund will likely be subject to various penalties, including the possibility of forfeiture of some or all of the Fund’s prior capital contributions to such GP Stake. The Fund intends to take any necessary action to prevent its failure to make its capital commitments when due to any GP Stake.

Multiple Levels of Expense.    Certain of the GP Stakes may impose operating costs, fees and expenses, performance fees or allocations on realized and unrealized appreciation and other income, and carried interest distributions. This will result in greater expense and lesser return on investment than if such fees were not charged.

No Assurance of Profit, Cash Distribution, or Appreciation.    There is no assurance that the GP Stakes will be profitable, or that any distribution will be made by the Fund. Any return on investment will depend on the successful investments made by and/or the successful business ventures of the GP Stakes. There is no assurance that such investments will be successful. The marketability and value of any GP Stake will depend upon many factors beyond the control of the Adviser. The GP Stakes may be illiquid. Illiquidity may result from the absence of an established market for the GP Stakes, as well as legal, contractual or other restrictions on their resale by the GP Stake. Dispositions of GP Stakes may be subject to contractual and other limitations on transfer or other restrictions that would interfere with subsequent sales of such investments or adversely affect the terms that could be obtained upon any disposition thereof. In addition, the ability to exit a GP Stake through the public markets will depend on market conditions. In some cases, GP Stakes may be long-term in nature, and may require many years from the date of initial investment before disposition. The possibility of partial or total loss of capital will exist, and investors should not hold Shares of the Fund unless they can readily bear the consequences of such loss.

Subjective Valuations.    A GP Stake, and any investments made in turn by such GP Stake, may consist of securities for which there is no public market valuation. The valuation of these investments will be made by the Adviser and may have a significant effect on the NAV of the Fund. The illiquid nature of these non-publicly traded securities, and the inherently more subjective and imprecise nature of the valuation process for such illiquid securities, creates a greater possibility that significant changes in value could occur during the investment year (than is otherwise the case with publicly traded stocks).

Competition.    There is currently, and will likely continue to be, competition for investment opportunities by investment vehicles and others with investment objectives and strategies identical or similar to certain of the GP Stakes’ investment objectives and strategies as well as by strategic investors. There can be no assurance that any GP Stake Sponsor or the management team of such GP Stake will be able to locate and complete investments which satisfy the GP Stake’s rate of return objectives or realize upon their values or that any GP Stake will be able to invest fully its committed capital, if applicable.

Private Equity Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Equity Investments.    Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also co-invest directly in an operating company in conjunction with another fund. The investments held by GP Stakes and direct investments made by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

The regulatory environment for private investment funds continues to evolve, and changes in the regulation of private investment funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of private investment funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Adviser’s legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Adviser’s business. There can be no assurances that the Fund or the Adviser will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

Growth Investing Style Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Growth Investing Style Risk.    If the Adviser incorrectly assesses an issuer’s prospects for growth or how other investors will value the issuer’s growth, then the value of the issuer’s securities may decrease, or may not increase to the level anticipated by the Adviser. In addition, growth investments may be more volatile than other investments. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other funds that use different investing styles.

"J-Curve” Performance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

“J-Curve” Performance Risk.    Investment Funds typically exhibit “J-curve” performance, such that an Investment Fund’s net asset value typically declines during the early portion of the Investment Fund’s lifecycle as investment-related fees and expenses accrue prior to the realization of investment gains. As the Investment Fund matures and as the Investment Fund’s assets are sold, the Adviser believes that the pattern typically reverses with increasing net asset value and distributions. There can be no assurance, however, that any or all the Investment Funds in which the Fund invests will exhibit this pattern of investment returns.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities or other investments may decline in value due to factors affecting securities markets generally or individual issuers. The value of a security or other investment may change in value due to general market conditions that are not related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest, or currency rates or adverse investor sentiment generally as well as global trade policies and political unrest or uncertainties. The value of a security or other investment may also change in value due to factors that affect an individual issuer, including data breaches and cybersecurity attacks, or a particular sector or industry. During a general downturn in the securities or other markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance. Any market disruptions, including those arising out of geopolitical events (including wars, military conflicts, imposition of sanctions, tariffs or other governmental restrictions, pandemics and epidemics) or natural/environmental disasters, could also prevent the Fund from executing advantageous investment decisions in a timely manner. The adverse impact of any one or more of these events on the market value of Fund investments could be significant and cause losses. A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete repurchases, and adversely impact Fund performance.

Concentration of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration of Investments.    The Fund will be concentrated (i.e., more than 25% of the value of the Fund’s assets) in securities of issuers having their principal business activities in the asset management industry. The Adviser may allocate all of the Fund’s assets to a limited number of GP Stakes. There is no guaranty that any GP Stake will itself have appropriate levels of diversification.

Geographic Concentration Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Geographic Concentration Risks.    The Fund may invest a portion of its assets in GP Stakes that have exposure to investments in specific geographic regions, such as the North America, Europe or Asia. This focus may constrain the liquidity and the number of portfolio companies available for investment by such GP Stakes. In addition, the investments of such a GP Stake will be disproportionately exposed to the risks associated with the region of concentration.

Sector Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sector Concentration Risk.    The Fund may invest a portion of its assets in GP Stakes that have exposure to investments in specific industry sectors, including the real estate sector. This focus may constrain the liquidity and the number of portfolio companies available for investment by such GP Stake. In addition, the investments of such a GP Stake will be disproportionately exposed to the risks associated with the industry sectors of concentration.

Infrastructure Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Infrastructure Sector Risk.    The Fund may invest a portion of its assets in GP Stakes that have exposure to infrastructure. Infrastructure asset investments (“Infrastructure Assets”) may be subject to a variety of risks, not all of which can be foreseen or quantified, including: (i) the burdens of ownership of infrastructure: (ii) local, national and international political and economic conditions; (iii) the supply and demand for services from and access to infrastructure; (iv) the financial condition of users and suppliers of Infrastructure Assets; (v) changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of Infrastructure Assets difficult or impracticable; (vi) changes in regulations, planning laws and other governmental rules; (vii) changes in fiscal and monetary policies; (viii) under-insured or uninsurable losses, such as force majeure acts and terrorist events; (ix) reduced investment in public and private infrastructure projects; and (x) other factors which are beyond the reasonable control of the Fund. Many of the foregoing factors could cause fluctuations in usage, expenses and revenues, causing the value of investments to decline and a material adverse effect on the Fund’s performance.

Real Estate Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Sector Risk.    The Fund may invest a portion of its assets in GP Stakes that have exposure to real estate. Risks related to real estate exposure include, among others: possible declines in the value of (or income generated by) real estate; risks related to general and local economic conditions; fluctuations in occupancy levels and demand for properties or real estate-related services; changes in the availability or terms of mortgages and other financing that may render the sale or refinancing of properties difficult or unattractive; variations in rental income, neighborhood values or the appeal of property to tenants; limits on rents; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. In addition, real estate industry companies that hold mortgages may be affected by the quality of any credit extended. Real estate values or income generated by real estate may be adversely affected by many additional factors, including: the over-supply of and reduced demand for real estate rentals and sales; demographic trends, such as population shifts or changing tastes and preferences (such as for remote work arrangements); the attractiveness, type and location of the property; increased maintenance or tenant improvement costs and costs to convert properties for other uses; and the financial condition of tenants, buyers and sellers, and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all. Real estate industry companies, including public and private real estate investment trusts (“REITs”) and private real estate investment funds, are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Real estate industry companies whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The real estate industry is particularly sensitive to economic downturns, and companies in the real estate industry may be highly leveraged and, thus, subject to increased risks for investors. The values of securities of companies in the real estate industry may go through cycles of relative under-performance and out-performance in comparison to equity securities markets in general. Additionally, a REIT could fail to qualify for tax free pass-through of its income under the Code or fail to maintain its exemption from registration under the 1940 Act, which could produce adverse economic consequences for the REIT and its investors, including the Fund.

Real Assets Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Assets Investments Risk.    The Fund may invest a portion of its assets in GP Stakes with exposure to securities and credit instruments associated with real assets, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) changes in environmental, governmental and other regulations; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) surplus capacity and depletion concerns; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

First Lien Senior Secured Loans, Second Lien Senior Secured Loans and Unitranche Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

First Lien Senior Secured Loans, Second Lien Senior Secured Loans and Unitranche Debt.    The Fund’s GP Stakes may have exposure to first lien senior secured loans, second lien senior secured loans, and unitranche debt. There is a risk that the collateral securing first lien senior secured loans, second lien senior secured loans, and unitranche debt of portfolio companies may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. To the extent a debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, the lien may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Loans that are under-collateralized involve a greater risk of loss. Consequently, the fact that a loan is secured does not guarantee that we will receive principal and interest payments according to the loan’s terms, or at all, or that we will be able to collect on the loan should the remedies be enforced. Finally, particularly with respect to a unitranche debt structure, unitranche debt will generally have higher leverage levels than a standard first lien term loan.

Mezzanine Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mezzanine Investments Risk.    The Fund’s GP Stakes may have exposure to mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to six years. Mezzanine investments are usually unsecured and subordinate to other debt obligations of an issuer.

Foreign Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Investments Risk.    Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid, more volatile and more difficult to value than securities of U.S. issuers. Foreign investments may be affected by the following:

•        changes in currency exchange rates;

•        changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations;

•        increased volatility;

•        substantially less volume on foreign stock markets and other securities markets;

•        higher commissions and dealer mark-ups;

•        inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement;

•        less uniform accounting, auditing and financial reporting standards;

•        less publicly available information about a foreign issuer or borrower;

•        less government regulation and oversight;

•        unfavorable foreign tax laws;

•        political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions);

•        differences in individual foreign economies; and

•        geopolitical events (including wars, military conflicts, imposition of sanctions, tariffs or other governmental restrictions, pandemics and epidemics) that may disrupt securities markets and adversely affect global economies and markets.

Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. These types of measures may include, but are not limited to, banning a sanctioned country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities, or persons. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country or companies located in or economically tied to the sanctioned country, devaluation of the sanctioned country’s currency, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance.

Regional/Country Focus Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regional/Country Focus Risk.    To the extent that the Fund focuses its investments in a particular geographic region or country, the Fund may be subject to increased currency, political, social, environmental, regulatory and other risks not typically associated with investing in a larger number of regions or countries. In addition, certain foreign economies may themselves be focused in particular industries or more vulnerable to political changes than the U.S. economy, which may have a pronounced impact on the Fund’s investments. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments. Regional and country focus risk is heightened in emerging markets.

The following sets forth additional information regarding risks associated with investing in certain regions/countries:

Investments in Asian Securities — Certain Asian economies have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. During the global recession that began in 2009, many of the export-driven Asian economies experienced the effects of the economic slowdown in the United States and Europe, and certain Asian governments implemented stimulus plans, low-rate monetary policies and currency devaluations. Economic events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the Fund invests. Many Asian countries are subject to political risk, including corruption and regional conflict with neighboring countries. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions.

China Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

China Investments Risk.    Investment in Chinese issuers subjects the Fund to risks specific to China. China may be subject to significant economic, political and social instability. China is an emerging market and has demonstrated significantly higher volatility from time to time in comparison to developed markets. Investments in securities of Chinese issuers, including issuers located outside of China that generate significant revenues from China, involve certain risks and considerations not typically associated with investments in the U.S. securities markets. These risks include: (i) the risk of more frequent (and potentially widespread) government interventions with respect to Chinese issuers, resulting in liquidity risk, price volatility, greater market execution risk, and valuation risk; (ii) the risk of currency fluctuations, currency non-convertibility, currency revaluations and other currency exchange rate fluctuations or blockage; (iii) the risk of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation; (iv) the risk of losses due to expropriation, nationalization, or confiscation of assets and property, the imposition of restrictions on foreign investments and on repatriation of capital invested; (v) the risk that the Chinese government may decide not to continue to support economic reform programs; (vi) the risk of limitations on the use of brokers; (vii) the risk of interest rate fluctuations and higher rates of inflation; (viii) the risk that the U.S. government or other governments may sanction Chinese issuers or otherwise prohibit U.S. persons (such as the Fund) from investing in certain Chinese issuers; and (ix) the risk of market volatility caused by any potential regional or territorial conflicts, including military conflicts, or natural or other disasters. In addition, the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, interest rates, allocation of resources and capital reinvestment, among others. China has privatized, or has begun a process of privatizing, certain entities and industries. Newly privatized companies may face strong competition from government-sponsored competitors that have not been privatized. In some instances, investors in newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or changing regulatory and legal standards or, in some cases, due to renationalization of such privatized entities. There is no assurance that similar losses will not recur. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. The Chinese government may do so in the future as well, potentially having a significant adverse effect on economic conditions in China. Segments of China’s private debt markets (e.g., non-investment grade debt or “junk bonds”) may at times become relatively concentrated by a limited number of large issuers in one or more industries (e.g., real estate). The default or threat of default by one or more such large issuers could have adverse consequences on other issuers in such industries or related industries.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in the Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. It is unclear whether further tariffs and sanctions may be imposed or other escalating actions may be taken in the future, which could negatively impact the Fund. An outbreak of an infectious illness or public health threat, such as the coronavirus, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy and other economies around the world, which in turn could adversely affect the Fund’s investments.

The U.S. government may occasionally place restrictions on investments in Chinese companies. For example, a rulemaking implemented by the Department of the Treasury’s Office of Foreign Assets Control prohibits U.S. persons from purchasing or selling publicly traded securities (including publicly traded securities that are derivative of, or are designed to provide exposure to, such securities) of any Chinese company identified as a Chinese Military Industrial Complex Company (“OFAC Rules”). A number of Chinese issuers have been designated under this program and more could be added. Certain implementation matters related to the scope of, and compliance with, the OFAC Rules have not yet been fully resolved, and the ultimate application and enforcement of the OFAC Rules may change. As a result, the OFAC Rules and related guidance may significantly reduce the liquidity of such securities, force the Fund to sell certain positions at inopportune times or for un-favorable prices, and restrict future investments by the Fund.

Illiquid and Restricted Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid and Restricted Securities Risks.    The Fund may invest in illiquid securities, subject to the requirements under Rule 23c-3(b)(10) of the 1940 Act. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities including, but not limited to if qualified institutional buyers are unwilling to purchase these securities.

Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. To dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. In either case, the Fund would bear market risks during that period. Liquidity risk may impact the Fund’s ability to meet Shareholder repurchase requests and as a result, the Fund may be forced to sell securities at inopportune prices.

Certain instruments are not readily marketable and may be subject to restrictions on resale. Instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the instruments in which the Fund will invest. Where a secondary market exists, the market for some instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, dealer inventories of certain securities are at historic lows in relation to market size, which indicates a potential for reduced liquidity as dealers may be less able to “make markets” for certain securities.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk.    Certain transactions, including to-be-announced investments and other when-issued, delayed delivery or forward commitment transactions, involve a form of leverage. Transactions involving leverage provide investment exposure in an amount exceeding the initial investment. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Certain derivatives have the potential to cause unlimited losses for the Fund, regardless of the size of the initial investment. Leverage may also cause the Fund’s NAV to be more volatile than if the Fund had not been leveraged, as relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet margin or collateral requirements when it may not be advantageous to do so.

Daily Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Daily Valuation Risk.    The Fund is offered on a daily basis and calculates a daily NAV per Share. The Adviser seeks to evaluate on a daily basis material information about the Fund’s holdings; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase Shares may receive more or less Shares and investors who tender their Shares may receive more or less cash proceeds than they otherwise would receive.

Valuation of Private Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of Private Investments Risk.    Generally, the Fund’s ownership interests in private investments are not publicly traded and the Fund will use a third party pricing service or internal pricing methodologies to provide pricing information for certain private investments. The value of loans, securities and other investments that are not publicly traded may not be readily determinable, and the Valuation Designee will value these investments at fair value as determined in good faith pursuant to the Valuation Procedures, including to reflect significant events affecting the value of the Fund’s investments. The Fund may only value GP Stakes at NAV if permitted by applicable accounting standards. Many of the Fund’s investments may be classified as Level 3 under Topic 820 of the U.S. Financial Accounting Standards Board’s Accounting Standards Codification, as amended, Fair Value Measurements and Disclosures (“ASC Topic 820”). This means that the Fund’s portfolio valuations will be based on significant unobservable inputs and the Fund’s own assumptions about how market participants would price the asset or liability in question. The Fund expects that inputs into the determination of fair value of the Fund’s portfolio investments will require significant judgment or estimation. Even if observable market data are available, such information may be the result of consensus pricing information or broker quotes, which include a disclaimer that the broker would not be held to such a price in an actual transaction. The non-binding nature of consensus pricing and/or quotes accompanied by disclaimers materially reduces the reliability of such information. The valuation of the Fund’s investments in GP Stakes is ordinarily determined based upon valuations provided by the Investment Managers on a quarterly basis. Although such valuations are provided on a quarterly basis, the Fund will provide valuations, and will issue Shares, on a daily basis. An Investment Manager may face a conflict of interest in valuing the securities, as their value may affect the Investment Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Manager, the accuracy of the valuations provided by the Investment Managers, that the Investment Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Managers’ policies and procedures and systems will not change without notice to the Fund. As a result, an Investment Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities. The types of factors that the Valuation Designee may take into account in determining the fair value of the Fund’s investments generally include, as appropriate, comparison to publicly-traded securities and private market transactions, including such factors as revenue level, profitability, operating cash flow, revenue and income growth, and leverage. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Valuation Designee’s determinations of fair value may differ materially from the values that would have been used if a ready market for its investments existed. The Fund’s net asset value could be adversely affected if the Valuation Designee’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such loans and securities.

Valuations Subject to Adjustment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuations Subject to Adjustment.    The Fund determines its daily net asset value based upon the quarterly valuations reported by the GP Stakes, which may not reflect market or other events occurring subsequent to the quarter-end. The Valuation Designee will fair value the Fund’s holdings in GP Stakes to reflect such events, consistent with its valuation policies; however, there is no guarantee the Valuation Designee will correctly fair value such investments. Additionally, the valuations reported by GP Stakes may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the GP Stakes may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the GP Stakes or revisions to the net asset value of a GP Stake or direct private equity investment adversely affect the Fund’s net asset value, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Indemnification of GP Stakes, Investment Managers and Others [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification of GP Stakes, Investment Managers and Others.    The Fund may agree to indemnify certain of the GP Stakes and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of GP Stakes. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.

General Risks of Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Secondary Investments.    The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to carve out from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires a GP Stake interest as a Secondary Investment, the Fund will generally not have the ability to modify or amend such GP Stake’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be greater than those relating to Primary Investments.

Where the Fund acquires a GP Stake interest as a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant GP Stake and, subsequently, that GP Stake recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such GP Stake. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the GP Stake, there can be no assurance that the Fund would have such right or prevail in any such claim.

The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including, among other things: (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

Force Majeure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Force Majeure Risk.    GP Stakes may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including a GP Stake or a counterparty to the Fund or a GP Stake) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to a GP Stake or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more GP Stakes or its assets, could result in a loss to the Fund, including if its investment in such a GP Stake is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

Nature of Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Nature of Portfolio Companies.    The GP Stakes will include direct and indirect investments in various companies, ventures and businesses. This may include portfolio companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk — The Fund is non-diversified, which means it is permitted to invest a greater portion of its assets in a smaller number of issuers than a “diversified” fund. For this reason, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may result in a greater risk of loss. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.

New Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

New Fund Risk.    The Fund has no operating history and, as a result, the Fund’s performance may not reflect how the Fund may be expected to perform over the long term. In addition, prospective investors have a limited track record and history on which to base their investment decisions. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

U.S. Government Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to default risk, which is the risk that the U.S. Treasury will be unable to meet its payment obligations.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Valuation Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risks.    Investors who purchase shares of the Fund on, or whose repurchase requests are valued on, days when the Fund is holding instruments that have been fair valued may receive fewer or more shares or lower or higher repurchase proceeds than they would have received if the instruments had not been fair valued or if the Valuation Designee had employed an alternate valuation methodology. Such risks may be more pronounced in a rising interest rate environment and/or an environment of increased equity market volatility, and, to the extent the Fund holds a significant percentage of fair valued or otherwise difficult to value securities, it may be particularly susceptible to the risks associated with valuation. For additional information about valuation determinations, see “Determination of Net Asset Value” below. Portions of the Fund’s portfolio that are fair valued or difficult to value vary from time to time. The Fund’s shareholder reports (when available) contain detailed information about the Fund’s holdings that are fair valued or difficult to value, including values of such holdings as of the dates of the reports.

Closed-end Interval Fund; Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-end Interval Fund; Liquidity Risk.    The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. You should not invest in the Fund if you need a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV (minus any applicable early repurchase fee), the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. If Shareholders tender for repurchase more than the repurchase offer amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional number of Shares not to exceed 2% of the outstanding Shares of the Fund on the repurchase request deadline (i.e., the date by which Shareholders can tender their Shares in response to a repurchase offer) (the “Repurchase Request Deadline”). In connection with any given repurchase offer, the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

Repurchase Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Risks.    As described under “Repurchases of Shares,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV (minus any applicable early repurchase fee), pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of their Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. See “Repurchases of Shares.”

Substantial Repurchases [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Substantial Repurchases.    Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the net asset value of the Fund. To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain more liquid investments, the Fund will thereafter hold a larger proportion of its assets in illiquid investments. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of Shareholders or to conduct future repurchases at all. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratios.

Possible Exclusion of a Shareholder Based on Certain Detrimental Effects [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Possible Exclusion of a Shareholder Based on Certain Detrimental Effects.    The Fund may repurchase and/or redeem Shares in accordance with the terms of its Agreement and Declaration of Trust and subject to the 1940 Act and the rules thereunder, including Rules 23c-1 and 23c-2, held by a Shareholder or other person acquiring Shares from or through a Shareholder, if:

•        ownership of the Shares by the Shareholder or other person likely will cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

•        continued ownership of the Shares by the Shareholder or other person may be harmful or injurious to the business or reputation of the Fund, the Board of Trustees, the Adviser or any of their affiliates, or may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences, provided that any involuntary redemption would be conducted in accordance with Rule 23c-2;

•        any of the representations and warranties made by the Shareholder or other person in connection with the acquisition of the Shares was not true when made or has ceased to be true;

•        the Shareholder is subject to special regulatory or compliance requirements, such as those imposed by the U.S. Bank Holding Company Act of 1956, as amended, certain Federal Communications Commission regulations, or ERISA (as hereinafter defined) (collectively, “Special Laws or Regulations”), and the Fund determines that the Shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold the Shares;

•        the beneficial owner’s estate submits a tender request and proof of owner’s death; or

•        the disabled beneficial owner’s legal representative submits tender request and proof of qualified disability.

The effect of these provisions may be to deprive an investor in the Fund of an opportunity for a return even though other investors in the Fund might enjoy such a return.

Use of Cash or Money Market Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of Cash or Money Market Investments.    The Fund may participate in a cash sweep program whereby the Fund’s uninvested cash balance is used to purchase shares of affiliated or unaffiliated money market funds or cash management pooled investment vehicles at the end of each day. To the extent the Fund invests its uninvested cash through a sweep program, it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash. The Fund may also invest some or all of its assets in cash, high quality money market instruments (including, but not limited to U.S. government securities, bank obligations, commercial paper and repurchase agreements involving the foregoing securities) and shares of money market funds for temporary defensive purposes in response to adverse market, economic or political conditions. In addition, the Fund may invest some of its assets in these instruments to maintain liquidity or in response to atypical circumstances such as unusually large cash inflows or repurchases. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy. As a result, there is no assurance that the Fund will achieve its investment objective and it may lose the benefit of market upswings.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk.    Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Periods of market volatility may increase credit risk.

Secondary Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Secondary Transactions Risk.    With respect to purchases of securities pursuant to purchase agreements that the Fund will enter into for secondary transactions with eligible securityholders of GP Stakes, the Fund may be subject to the risk that the Fund may not timely obtain required approvals or waivers of contractual transfer restrictions following the execution of a purchase agreement. Typically, the transfer restriction that the Fund will require a waiver of after the signing of a purchase agreement is the issuer’s right of first refusal (“ROFR”) for the issuer to purchase the securities that the Fund seeks to acquire pursuant to the purchase agreement. While the Fund expects that it will be able to obtain required approvals or waivers of contractual transfer restrictions generally within two weeks of executing a purchase agreement, there may be cases in which it may take the Fund longer than two weeks to obtain the requested approval or waiver. The Fund will generally structure its purchase agreements for the acquisition of securities issued by GP Stakes to provide that approval of the transfer of securities or waiver of the transfer restrictions must be obtained within 35 days from the date of the execution. The purchase agreements will generally provide that in any such case, the agreement will terminate automatically if (i) approval of the transfer of securities or waiver of the transfer restrictions is not obtained within 35 days from the signing of the purchase agreement, or (ii) the closing of the purchase agreement, which is completed upon the wiring and receipt of the funds and the Fund receiving written notice of the recording of the transfer of the securities on the books and records of the issuer of the subject securities, does not occur within 35 days from the signing of the purchase agreement. These purchase agreements will not be treated as forward contracts (included in the definition of “derivatives transaction” in Rule 18f-4(a) under the 1940 Act), nor as unfunded commitment agreements described in Rule 18f-4(e).

With respect to purchase agreements that are subject to transfer restrictions (such as a ROFR) at the time of signing, the Fund concludes that it would be appropriate to record the purchase at the time when any and all transfer restrictions have been satisfied. Investors in the Shares should understand that the Fund’s conclusion is subject to different interpretations by regulatory agencies, courts and other bodies having oversight authority. If one or more of these authorities reach a different conclusion as it pertains to recognition of purchase agreements, it could result in the Fund misstating the value of its assets.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk.    The Fund and GP Stakes may use derivatives for investment purposes and/or for hedging purposes, including anticipatory hedges (i.e., the practice of establishing a hedge to mitigate risk before the investment has been finalized). Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Successful use of derivative instruments by the Fund or a GP Stake depends on the Adviser’s or Investment Manager’s judgment with respect to a number of factors and the Fund’s performance may be worse and/or more volatile than if it had not used these instruments. Derivatives may involve significant risks, including:

•        Counterparty/Credit Risk — the risk that the party on the other side of the transaction will be unable to honor its financial obligation to the Fund or a GP Stake.

•        Currency Risk — the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

•        Leverage Risk — the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

•        Market Risk — the risk from potential adverse market movements in relation to the Fund’s derivatives positions, or the risk that markets could experience a change in volatility that adversely impacts Fund returns and the Fund’s obligations and exposures.

•        Liquidity Risk — the risk that certain investments may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth, which could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately, and the risk that the Fund may not be able to meet margin and payment requirements and maintain a derivatives position.

•        Index Risk — if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index. For this reason, the Fund’s investment in these instruments may decline significantly in value if index levels move in a way that is not anticipated.

•        Operational and Legal Risk — the risk that certain investments may involve risk of operational issues such as documentation issues, settlement issues, system failures, inadequate controls and human error, and the risk of insufficient capacity or authority of a derivatives counterparty and risk related to the legality or enforceability of a derivatives trading contract.

•        Regulatory Risk — Government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

•        Short Position Risk — The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument which could cause the Fund to suffer a (potentially unlimited) loss.

•        Tax Risk — the tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset. The use of derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments, and could impair the ability of the Fund to use derivatives when it wishes to do so.

Futures and Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Futures and Options Risk.    An option is an agreement that, for a premium payment or fee, gives the purchaser the right but not the obligation to buy or sell the underlying asset at a specified price during a period of time or on a specified date, or receive a cash settlement payment. A future is a contract that obligates the purchaser to take delivery, and the seller to make delivery, of a specific amount of an asset at a specified future date at a specified price, or make a cash settlement payment. Futures and options are subject to the risk that the Adviser may incorrectly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors that may affect the value of the underlying asset. Futures and options may be more volatile than direct investments in the securities underlying the futures and options and may not correlate perfectly to the underlying securities. Futures and options also involve additional expenses as compared to investing directly in the underlying securities, which could reduce any benefit or increase any loss to the Fund from using the strategy. Futures and options may also involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options transactions may be effected on securities exchanges or, in the case of certain options, in the over-the-counter market. When options are purchased over-the-counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the contract. Futures and options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position or valuing the contract. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

Commodities Related Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commodities Related Investments Risk.    GP Stakes may have exposure to commodity related securities or commodity-linked derivative instruments that may subject such GP Stakes to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Volatility in the commodities markets may result in rapid and substantial changes (positive or negative) in the value of the Fund’s holdings. The value of commodity related securities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, lack of liquidity, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political, regulatory and market developments, as well as the participation in the commodities markets of speculators. Certain commodity-linked securities in which the Fund may invest may be issued by companies in the financial services sector, and events affecting the financial services sector may also cause the Fund’s share value to fluctuate. The frequency and magnitude of such changes cannot be predicted. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in commodities futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Mortgage-Related Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mortgage-Related Instruments Risk.    The mortgage-related assets in which GP Stakes may have exposure to include, but are not limited to, any security, instrument or other asset that is related to U.S. or non-U.S. mortgages, including those issued by private originators or issuers, or issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities or by non-U.S. governments or authorities, such as, without limitation, assets representing interests in, collateralized or backed by, or whose values are determined in whole or in part by reference to any number of mortgages or pools of mortgages or the payment experience of such mortgages or pools of mortgages.

Mortgage-related instruments represent interests in “pools” of mortgages and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments.

Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money.

The mortgage markets in the United States and in various foreign countries have experienced extreme difficulties in the past that adversely affected the performance and market value of certain mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Other Risks Relating to the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Risks Relating to the Fund

Venture Capital and Growth Equity Risk.    The Fund may invest in GP Stakes with exposure to venture capital and growth equity. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses. Growth equity is usually classified by investments in private companies that have achieved product-market fit but may still need capital to achieve the desired level of scale before having access to the public markets for financing. As a result of the risks associated with advancing the company’s growth plan, investors can expect a higher return than might be available in the public markets, but also need to recognize the business and financial risks that remain in advancing the company’s commercial aspirations. For both venture capital and growth equity companies, the risks are generally greater than the risks of investing in public companies that may be at a later stage of development.

Investments in the Debt Securities of Small or Middle-Market Portfolio Companies Risk.    The Fund’s GP Stakes may have exposure to loans to small and/or less well-established privately held companies. The Fund defines “middle-market” to generally mean companies with earnings before interest, taxes, depreciation and amortization (“EBITDA”) of between approximately $10 million and $100 million. The Fund defines “small” to generally mean companies with EBITDA below $10 million. While smaller private companies may have potential for rapid growth, investments in private companies pose significantly greater risks than investments in public companies. For example, private companies:

o       have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress;

o       may have limited financial resources and may be unable to meet their obligations under their debt securities, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of realizing any guarantees that may have obtained in connection with the investment;

o       may have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;

o       generally, are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a portfolio company and, in turn, on the GP Stake that has exposure to the portfolio company; and

o       generally, have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.

Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, as these securities typically are less liquid, traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

In addition, investments in private companies tend to be less liquid. The securities of many of the companies in which we invest are not publicly traded or actively traded on the secondary market and are, instead, traded on a privately negotiated over-the-counter secondary market for institutional investors only. Such securities may be subject to legal and other restrictions on resale. As such, the GP Stake may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. As a result, the relative lack of liquidity and the potential diminished capital resources of target portfolio companies may affect the GP Stake’s investment returns.

Substantial Fees and Expenses.    A Shareholder in the Fund that meets the eligibility conditions imposed by one or more GP Stakes, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in primaries of such GP Stakes. By investing in the GP Stakes through the Fund, a Shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. A Shareholder in the Fund will also indirectly bear a portion of the asset-based fees, carried interests or incentive allocations (which are a share of a GP Stake’s returns which are paid to the Investment Manager) and fees and expenses borne by the Fund as an investor in the GP Stakes. In addition, to the extent that the Fund invests in a GP Stake that is itself a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other GP Stakes and the Fund generally. As a result, a GP Stake with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative.

Distributions In-Kind.    The Fund generally expects to distribute to the holder of Shares that are repurchased a payment of cash in satisfaction of such repurchase. Although the Fund will have a reasonable basis to believe that it will be able to satisfy all conditions of each repurchase offer when it commences the repurchase offer, including paying cash for shares being repurchased, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares at the time of the repurchase. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from a GP Stake that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Incentive Allocation Arrangements.    Each Investment Manager may receive a performance fee, carried interest or incentive allocation typically up to 20% of the net profits earned by the GP Stake that it manages, typically subject to a preferred return. These performance incentives may create an incentive for the Investment Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

Inadequate Return.    No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information.    From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse to the Fund’s Assets.    The Fund’s assets, including any investments made by the Fund and any interest in the GP Stakes held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Currency Risk.    The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency. Currency markets generally are not as regulated as securities markets. The dollar value of foreign investments may be affected by exchange controls. The Fund may be positively or negatively affected by governmental strategies intended to make the U.S. dollar, or other currencies in which the Fund invests, stronger or weaker. Currency risk may be particularly high to the extent that the Fund invests in foreign securities or currencies that are economically tied to emerging market countries.

Emerging Markets Risk.    The risks of foreign investments are usually greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Settlements of trades in emerging markets may be subject to significant delays. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to dispose of portfolio securities due to settlement problems. Sometimes, emerging markets may lack or be in the relatively early development of legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Fund) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, the Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

The risks outlined above are often more pronounced in “frontier markets” in which the Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid. These factors make investing in frontier market countries significantly riskier than investing in other countries.

Equity Risk.    Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company. Equity securities include but are not limited to common stock, shares or interests issued by private equity issuers or investment funds, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. The value of an equity security may be based on the real or perceived success or failure of the particular company’s business, any income paid to stockholders in the form of a dividend, the value of the company’s assets, general market conditions, or investor sentiment generally. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Special Purpose Acquisition Companies Risk.    The Fund may invest in special purpose acquisition companies (“SPACs”) or similar special purpose entities. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices. In addition, these securities, which are typically traded in the OTC market, may be considered illiquid and/or be subject to restrictions on resale.

Large Shareholder Transaction Risk.    The Fund may experience adverse effects when certain large Shareholders purchase or request repurchases of large amounts of shares of the Fund. To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain GP Stakes, the Fund will thereafter hold a larger proportion of its assets in the remaining GP Stakes, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of Shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining GP Stakes may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s GP Stakes, in that the Fund’s performance may be tied to the performance of fewer GP Stakes and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of Shares, and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratios.

Tax Risk.    Tax risks associated with investments in the Fund include but are not limited to the following:

Fund Structure Risk.    Unlike traditional mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the rates applicable to corporations (at a rate of 21%), and will also be subject to state and local income taxes.

Tax Estimation/NAV Risk.    In calculating the Fund’s NAV, the Fund will, among other things, account for its current taxes and deferred tax liability and/or asset balances. The Fund will accrue a deferred income tax liability balance, at the then effective statutory U.S. federal income tax rate (at a rate of 21%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on the GP Stakes considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s NAV. The Fund may also accrue a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, consideration is given as to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required. The Fund will rely to some extent on information provided by Partnership Issuers (as defined below) and Corporate Issuers (as defined below), which may not be provided to the Fund on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The estimate of the Fund’s current taxes and deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary significantly from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV. From time to time, the Fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV. Shareholders who tender their shares at a NAV that is based on estimates of the Fund’s current taxes and deferred tax liability and/or asset balances may benefit at the expense of remaining Shareholders (or remaining Shareholders may benefit at the expense of tendering Shareholders) if the estimates are later revised or ultimately differ from the Fund’s actual current taxes and tax liability and/or asset balances.

Investment in Partnerships.    Much of the benefit that the Fund may derive from its GP Stakes are results of such issuers of GP Stakes generally being treated as partnerships for U.S. federal income tax purposes (the “Partnership Issuers”). Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given Partnership Issuer could result in a Partnership Issuer being treated as a corporation for U.S. federal income tax purposes, which would result in the Partnership Issuer being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. The classification of a Partnership Issuer as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the Partnership Issuer. If any Partnership Issuer in which a Fund invests were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment in the Partnership Issuer and lower income to the Fund.

Distributions from a Partnership Issuer in excess of the Fund’s adjusted tax basis in the Partnership Issuer will generally be treated as capital gain. However, a portion of the gain may instead be treated as ordinary income to the extent attributable to certain assets held by the Partnership Issuer the sale of which would produce ordinary income. To the extent a distribution received by the Fund from a Partnership Issuer is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the Partnership Issuer may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from a Partnership Issuer may require the Fund to restate the character of its distributions and amend any Shareholder tax reporting previously issued. The Fund expects that the cash distributions it will receive with respect to its investments in the Partnership Issuers will exceed the taxable income allocated to the Fund from such Partnership Issuers. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available to distribute to Shareholders.

Investment in C Corporations.    As discussed above, the Fund may invest in GP Stakes issued by entities that are taxed as C corporations (a “Corporate Issuer”). Such Corporate Issuers are obligated to pay federal income tax on their taxable income at the corporate tax rate and the amount of cash available for distribution by such Corporate Issuers would generally be reduced by any such tax. Additionally, distributions received by the Fund would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, potentially subject to the corporate dividends received deduction, return of capital, or capital gain). Thus, investment in Corporate Issuers could result in a reduction of the value of your investment in the Fund and lower income, as compared to investments in Partnership Issuers.

In addition, the Fund may invest in GP Stakes located outside of the U.S. or other non-U.S. portfolio company or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such GP Stakes or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such GP Stakes and thus on the Shareholders’ investment in the Fund. See “Tax Matters.”

Operational Risks Associated with Cybersecurity.    The Fund and its service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. For instance, cybersecurity breaches may interfere with the processing of Shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private Shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage.

Other Investment Companies Risk.    Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC. Such investments subject the Fund to the risks that apply to the other investment company, including market and selection risk, and may increase the Fund’s expenses to the extent the Fund pays fees, including investment advisory and administrative fees, charged by the other investment company. The success of the Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies to meet their investment objective.

A business development company (“BDC”), which is a type of closed-end fund, typically invests in small and medium-sized U.S. companies. A BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. The Small Business Credit Availability Act permits BDCs to adopt a lower asset coverage ratio, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks.

The Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the investment companies is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund Shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

Regulatory and Legal Risks.    U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its Shareholders.

Venture Capital and Growth Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Venture Capital and Growth Equity Risk.    The Fund may invest in GP Stakes with exposure to venture capital and growth equity. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses. Growth equity is usually classified by investments in private companies that have achieved product-market fit but may still need capital to achieve the desired level of scale before having access to the public markets for financing. As a result of the risks associated with advancing the company’s growth plan, investors can expect a higher return than might be available in the public markets, but also need to recognize the business and financial risks that remain in advancing the company’s commercial aspirations. For both venture capital and growth equity companies, the risks are generally greater than the risks of investing in public companies that may be at a later stage of development.

Investments in the Debt Securities of Small or Middle-Market Portfolio Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in the Debt Securities of Small or Middle-Market Portfolio Companies Risk.    The Fund’s GP Stakes may have exposure to loans to small and/or less well-established privately held companies. The Fund defines “middle-market” to generally mean companies with earnings before interest, taxes, depreciation and amortization (“EBITDA”) of between approximately $10 million and $100 million. The Fund defines “small” to generally mean companies with EBITDA below $10 million. While smaller private companies may have potential for rapid growth, investments in private companies pose significantly greater risks than investments in public companies. For example, private companies:

o       have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress;

o       may have limited financial resources and may be unable to meet their obligations under their debt securities, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of realizing any guarantees that may have obtained in connection with the investment;

o       may have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;

o       generally, are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a portfolio company and, in turn, on the GP Stake that has exposure to the portfolio company; and

o       generally, have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.

Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, as these securities typically are less liquid, traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

In addition, investments in private companies tend to be less liquid. The securities of many of the companies in which we invest are not publicly traded or actively traded on the secondary market and are, instead, traded on a privately negotiated over-the-counter secondary market for institutional investors only. Such securities may be subject to legal and other restrictions on resale. As such, the GP Stake may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. As a result, the relative lack of liquidity and the potential diminished capital resources of target portfolio companies may affect the GP Stake’s investment returns.

Substantial Fees and Expenses [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Substantial Fees and Expenses.    A Shareholder in the Fund that meets the eligibility conditions imposed by one or more GP Stakes, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in primaries of such GP Stakes. By investing in the GP Stakes through the Fund, a Shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. A Shareholder in the Fund will also indirectly bear a portion of the asset-based fees, carried interests or incentive allocations (which are a share of a GP Stake’s returns which are paid to the Investment Manager) and fees and expenses borne by the Fund as an investor in the GP Stakes. In addition, to the extent that the Fund invests in a GP Stake that is itself a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other GP Stakes and the Fund generally. As a result, a GP Stake with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative.

Distributions In-Kind [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distributions In-Kind.    The Fund generally expects to distribute to the holder of Shares that are repurchased a payment of cash in satisfaction of such repurchase. Although the Fund will have a reasonable basis to believe that it will be able to satisfy all conditions of each repurchase offer when it commences the repurchase offer, including paying cash for shares being repurchased, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares at the time of the repurchase. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from a GP Stake that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Incentive Allocation Arrangements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Incentive Allocation Arrangements.    Each Investment Manager may receive a performance fee, carried interest or incentive allocation typically up to 20% of the net profits earned by the GP Stake that it manages, typically subject to a preferred return. These performance incentives may create an incentive for the Investment Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

Inadequate Return [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inadequate Return.    No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inside Information.    From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse to the Fund’s Assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recourse to the Fund’s Assets.    The Fund’s assets, including any investments made by the Fund and any interest in the GP Stakes held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Risk.    The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency. Currency markets generally are not as regulated as securities markets. The dollar value of foreign investments may be affected by exchange controls. The Fund may be positively or negatively affected by governmental strategies intended to make the U.S. dollar, or other currencies in which the Fund invests, stronger or weaker. Currency risk may be particularly high to the extent that the Fund invests in foreign securities or currencies that are economically tied to emerging market countries.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets Risk.    The risks of foreign investments are usually greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Settlements of trades in emerging markets may be subject to significant delays. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to dispose of portfolio securities due to settlement problems. Sometimes, emerging markets may lack or be in the relatively early development of legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Fund) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, the Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

The risks outlined above are often more pronounced in “frontier markets” in which the Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid. These factors make investing in frontier market countries significantly riskier than investing in other countries.

Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Risk.    Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company. Equity securities include but are not limited to common stock, shares or interests issued by private equity issuers or investment funds, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. The value of an equity security may be based on the real or perceived success or failure of the particular company’s business, any income paid to stockholders in the form of a dividend, the value of the company’s assets, general market conditions, or investor sentiment generally. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Special Purpose Acquisition Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Purpose Acquisition Companies Risk.    The Fund may invest in special purpose acquisition companies (“SPACs”) or similar special purpose entities. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices. In addition, these securities, which are typically traded in the OTC market, may be considered illiquid and/or be subject to restrictions on resale.

Large Shareholder Transaction Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Large Shareholder Transaction Risk.    The Fund may experience adverse effects when certain large Shareholders purchase or request repurchases of large amounts of shares of the Fund. To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain GP Stakes, the Fund will thereafter hold a larger proportion of its assets in the remaining GP Stakes, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of Shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining GP Stakes may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s GP Stakes, in that the Fund’s performance may be tied to the performance of fewer GP Stakes and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of Shares, and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratios.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risk.    Tax risks associated with investments in the Fund include but are not limited to the following:

Fund Structure Risk.    Unlike traditional mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the rates applicable to corporations (at a rate of 21%), and will also be subject to state and local income taxes.

Tax Estimation/NAV Risk.    In calculating the Fund’s NAV, the Fund will, among other things, account for its current taxes and deferred tax liability and/or asset balances. The Fund will accrue a deferred income tax liability balance, at the then effective statutory U.S. federal income tax rate (at a rate of 21%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on the GP Stakes considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s NAV. The Fund may also accrue a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, consideration is given as to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required. The Fund will rely to some extent on information provided by Partnership Issuers (as defined below) and Corporate Issuers (as defined below), which may not be provided to the Fund on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The estimate of the Fund’s current taxes and deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary significantly from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV. From time to time, the Fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV. Shareholders who tender their shares at a NAV that is based on estimates of the Fund’s current taxes and deferred tax liability and/or asset balances may benefit at the expense of remaining Shareholders (or remaining Shareholders may benefit at the expense of tendering Shareholders) if the estimates are later revised or ultimately differ from the Fund’s actual current taxes and tax liability and/or asset balances.

Investment in Partnerships.    Much of the benefit that the Fund may derive from its GP Stakes are results of such issuers of GP Stakes generally being treated as partnerships for U.S. federal income tax purposes (the “Partnership Issuers”). Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given Partnership Issuer could result in a Partnership Issuer being treated as a corporation for U.S. federal income tax purposes, which would result in the Partnership Issuer being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. The classification of a Partnership Issuer as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the Partnership Issuer. If any Partnership Issuer in which a Fund invests were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment in the Partnership Issuer and lower income to the Fund.

Distributions from a Partnership Issuer in excess of the Fund’s adjusted tax basis in the Partnership Issuer will generally be treated as capital gain. However, a portion of the gain may instead be treated as ordinary income to the extent attributable to certain assets held by the Partnership Issuer the sale of which would produce ordinary income. To the extent a distribution received by the Fund from a Partnership Issuer is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the Partnership Issuer may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from a Partnership Issuer may require the Fund to restate the character of its distributions and amend any Shareholder tax reporting previously issued. The Fund expects that the cash distributions it will receive with respect to its investments in the Partnership Issuers will exceed the taxable income allocated to the Fund from such Partnership Issuers. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available to distribute to Shareholders.

Investment in C Corporations.    As discussed above, the Fund may invest in GP Stakes issued by entities that are taxed as C corporations (a “Corporate Issuer”). Such Corporate Issuers are obligated to pay federal income tax on their taxable income at the corporate tax rate and the amount of cash available for distribution by such Corporate Issuers would generally be reduced by any such tax. Additionally, distributions received by the Fund would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, potentially subject to the corporate dividends received deduction, return of capital, or capital gain). Thus, investment in Corporate Issuers could result in a reduction of the value of your investment in the Fund and lower income, as compared to investments in Partnership Issuers.

In addition, the Fund may invest in GP Stakes located outside of the U.S. or other non-U.S. portfolio company or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such GP Stakes or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such GP Stakes and thus on the Shareholders’ investment in the Fund. See “Tax Matters.”

Operational Risks Associated with Cybersecurity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operational Risks Associated with Cybersecurity.    The Fund and its service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. For instance, cybersecurity breaches may interfere with the processing of Shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private Shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage.

Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Investment Companies Risk.    Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC. Such investments subject the Fund to the risks that apply to the other investment company, including market and selection risk, and may increase the Fund’s expenses to the extent the Fund pays fees, including investment advisory and administrative fees, charged by the other investment company. The success of the Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies to meet their investment objective.

A business development company (“BDC”), which is a type of closed-end fund, typically invests in small and medium-sized U.S. companies. A BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. The Small Business Credit Availability Act permits BDCs to adopt a lower asset coverage ratio, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks.

The Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the investment companies is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund Shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

Regulatory and Legal Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory and Legal Risks.    U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its Shareholders.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk.    The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. A wide variety of factors can cause interest rates to rise, including central bank monetary policies, inflation rates, governmental actions and other factors. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value. Actions taken by the Federal Reserve Board or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, may adversely affect markets, which could, in turn, negatively impact Fund performance.

Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[1]
Management Fees [Percent]	1.50%	[2]
Interest Expenses on Borrowings [Percent]		[2]
Dividend and Interest Expenses on Short Sales [Percent]		[3]
Distribution/Servicing Fees [Percent]	0.60%	[2]
Acquired Fund Fees and Expenses [Percent]	0.50%	[2],[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.60%	[2],[5]
Total Annual Expenses [Percent]	3.20%	[2]
Waivers and Reimbursements of Fees [Percent]		[2],[6]
Net Expense over Assets [Percent]	3.20%
Expense Example, Year 01	$ 61
Expense Example, Years 1 to 3	126
Expense Example, Years 1 to 5	192
Expense Example, Years 1 to 10	$ 370
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class A
Outstanding Security, Title [Text Block]	Class A Shares of Beneficial Interest
Outstanding Security, Held [Shares] | shares
Outstanding Security, Not Held [Shares] | shares
Class C [Member]
Fee Table [Abstract]
Sales Load [Percent]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[1]
Management Fees [Percent]	1.50%	[2]
Interest Expenses on Borrowings [Percent]		[2]
Dividend and Interest Expenses on Short Sales [Percent]		[3]
Distribution/Servicing Fees [Percent]	1.00%	[2]
Acquired Fund Fees and Expenses [Percent]	0.50%	[2],[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.60%	[2],[5]
Total Annual Expenses [Percent]	3.60%	[2]
Waivers and Reimbursements of Fees [Percent]		[2],[6]
Net Expense over Assets [Percent]	3.60%
Expense Example, Year 01	$ 36
Expense Example, Years 1 to 3	110
Expense Example, Years 1 to 5	186
Expense Example, Years 1 to 10	$ 386
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class C
Outstanding Security, Title [Text Block]	Class C Shares of Beneficial Interest
Outstanding Security, Held [Shares] | shares
Outstanding Security, Not Held [Shares] | shares
Class E [Member]
Fee Table [Abstract]
Sales Load [Percent]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[1]
Management Fees [Percent]	1.50%	[2]
Interest Expenses on Borrowings [Percent]		[2]
Dividend and Interest Expenses on Short Sales [Percent]		[3]
Distribution/Servicing Fees [Percent]		[2]
Acquired Fund Fees and Expenses [Percent]	0.50%	[2],[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.60%	[2],[5]
Total Annual Expenses [Percent]	2.60%	[2]
Waivers and Reimbursements of Fees [Percent]	(0.20%)	[2],[6]
Net Expense over Assets [Percent]	2.40%
Expense Example, Year 01	$ 24
Expense Example, Years 1 to 3	79
Expense Example, Years 1 to 5	136
Expense Example, Years 1 to 10	$ 292
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class E
Outstanding Security, Title [Text Block]	Class E Shares of Beneficial Interest
Outstanding Security, Held [Shares] | shares
Outstanding Security, Not Held [Shares] | shares
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[1]
Management Fees [Percent]	1.50%	[2]
Interest Expenses on Borrowings [Percent]		[2]
Dividend and Interest Expenses on Short Sales [Percent]		[3]
Distribution/Servicing Fees [Percent]		[2]
Acquired Fund Fees and Expenses [Percent]	0.50%	[2],[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.60%	[2],[5]
Total Annual Expenses [Percent]	2.60%	[2]
Waivers and Reimbursements of Fees [Percent]		[2],[6]
Net Expense over Assets [Percent]	2.60%
Expense Example, Year 01	$ 26
Expense Example, Years 1 to 3	81
Expense Example, Years 1 to 5	138
Expense Example, Years 1 to 10	$ 293
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class I
Outstanding Security, Title [Text Block]	Class I Shares of Beneficial Interest
Outstanding Security, Held [Shares] | shares
Outstanding Security, Not Held [Shares] | shares
Class R [Member]
Fee Table [Abstract]
Sales Load [Percent]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[1]
Management Fees [Percent]	1.50%	[2]
Interest Expenses on Borrowings [Percent]		[2]
Dividend and Interest Expenses on Short Sales [Percent]		[3]
Distribution/Servicing Fees [Percent]	0.25%	[2]
Acquired Fund Fees and Expenses [Percent]	0.50%	[2],[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.60%	[2],[5]
Total Annual Expenses [Percent]	2.85%	[2]
Waivers and Reimbursements of Fees [Percent]		[2],[6]
Net Expense over Assets [Percent]	2.85%
Expense Example, Year 01	$ 29
Expense Example, Years 1 to 3	88
Expense Example, Years 1 to 5	150
Expense Example, Years 1 to 10	$ 318
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class R
Outstanding Security, Title [Text Block]	Class R Shares of Beneficial Interest
Outstanding Security, Held [Shares] | shares
Outstanding Security, Not Held [Shares] | shares

[1]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an investor’s Shares at any time prior to the day immediately preceding the one-year anniversary of an investor’s purchase of the Shares (on a “first in-first out” basis). The Early Repurchase Fee payable by a Shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund, including in the case of repurchase requests: (i) submitted by model or programmatic portfolio management programs (including wrap accounts and similar arrangements) and qualified retirement plans; (ii) in circumstances as may be provided for with Board approval; (iii) as may be required by applicable law or regulation and (iv) in certain other limited circumstances. The early repurchase fee will be retained by the Fund for the benefit of the remaining investors. See “Repurchases of Shares.”
[2]	Assumes the Fund raises $350,000,000 in proceeds in the Fund’s first 12 months of operations, resulting in estimated average net assets of approximately $275,000,000. Expenses also assume the Fund raises $75,000,000 in proceeds in the first 12 months with respect to its Class E Shares, resulting in estimated average Net Assets of approximately $37,500,000.
[3]	The expenses of administering the dividend reinvestment plan are included in “Other expenses.” See “Dividend Reinvestment Plan.”
[4]	Represents estimated operating fees and expenses of the GP Stakes in which the Fund invests. Although the Adviser expects that a substantial portion of the GP Stakes in which the Fund invests will not charge a management fee or carried interest, certain GP Stakes in which the Fund invests generally charge a management fee of 0% to 1.75% annually of committed or net invested capital, and approximately 0% to 17.5% of net profits as a carried interest allocation. In a given period, the management fee charged by the GP Stakes may be reduced in part by amounts received by the GP Stakes’ management company for related activities, such as transaction and monitoring fees received from portfolio companies. In addition, when a portfolio company is sold and the distribution exceeds the management fee allocated to that portfolio company, the GP Stakes’ management company may refund a portion of the allocated management fees. Such refunds are generally accrued by the GP Stakes as if all portfolio companies were sold at fair values. The 0.50% shown as “Acquired Fund Fees and Expenses” is based on estimated amounts for the Fund’s first 12 months of operations and assumes average net assets of $275,000,000. Acquired Fund Fees and Expenses reflect operating expenses of the GP Stakes (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of the GP Stakes) after refunds, excluding any performance-based fees or allocations paid by the GP Stakes that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the GP Stakes.
[5]	Other expenses are estimated for the Fund’s current fiscal year and include accounting, legal and auditing fees of the Fund, organizational and offering costs, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees. The Fund’s estimated tax payments could vary substantially from the Fund’s actual tax liability and therefore the determination of the Fund’s actual tax liability may have a material effect on the Fund’s expenses.
[6]	The Adviser has contractually agreed to waive fees or reimburse expenses to limit total annual Fund operating expenses (excluding management fees, Rule 12b-1 distribution and service fees, taxes, interest expenses, acquired fund fees and expenses, and certain extraordinary expenses) to no more than 1.00%, on an annualized basis, of the Fund’s daily net assets (“Expense Cap”). The Adviser may only recoup the waived fees, reimbursed expenses or directly paid expenses if (i) the waived fees, reimbursed expenses or directly paid expenses have fallen to a level below the Expense Cap and (ii) the reimbursement amount does not raise the level of waived fees, reimbursed expenses or directly paid expenses in the month the reimbursement is being made to a level that exceeds the Expense Cap applicable at that time and the reimbursement is made within three years from the date the amount was initially waived, reimbursed or paid. In addition, the Adviser has contractually agreed to reimburse a portion of Class E’s Other Expenses (excluding management fees, acquired fund fees and expenses, taxes and custody fees) equal to: (x) 0.20% of Class E’s average daily net assets if Class E’s total net assets are less than $100,000,000; (y) 0.30% of Class E’s average daily net assets if Class E’s total net assets are equal to or greater than $100,000,000 but less than $250,000,000; and (z) 0.40% of Class E’s average daily net assets if Class E’s total net assets are greater than $250,000,000. The Adviser may not recoup expenses reimbursed pursuant to the expense reimbursement agreement for Class E’s Other Expenses. These contractual arrangements will remain in effect for at least one year from the effective date of the Fund’s registration statement on Form N-2 (file no. 333-295040) unless the Fund’s Board of Trustees approves their earlier termination.